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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—92.5%

ADVERTISING—0.7%
Focus Media Holding Ltd.#*	300,100	$5,440,813

AEROSPACE & DEFENSE—0.9%
Goodrich Corp.	22,900	1,668,723
Lockheed Martin Corp.	21,000	1,578,150
United Technologies Corp.	59,100	4,202,010
		7,448,883
AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	62,800	5,184,140
United Parcel Service Inc., Cl. B	198,300	12,889,500
		18,073,640
APPLICATION SOFTWARE—1.7%
Adobe Systems Inc. *	268,000	7,696,960
Nice Systems Ltd. #*	80,500	2,307,935
Synopsys Inc. *	147,900	3,230,136
		13,235,031
AUTO PARTS & EQUIPMENT—1.0%
Lear Corp.*	100,400	7,848,268

BIOTECHNOLOGY—1.7%
Amgen Inc. *	156,600	8,539,398
Human Genome Sciences Inc. *	205,600	5,333,264
		13,872,662
COAL & CONSUMABLE FUELS—1.5%
Peabody Energy Corp.	266,700	12,041,505

COMMUNICATIONS EQUIPMENT—2.4%
Cisco Systems Inc. *	457,400	10,552,218
Qualcomm Inc.	233,400	8,887,872
		19,440,090
COMPUTER HARDWARE—10.6%
Apple Inc. *§	152,745	39,293,651
Hewlett-Packard Co. §	974,100	44,847,564
		84,141,215
COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp. *	270,100	5,345,279
Smart Technologies Inc., Cl. A *	168,600	2,594,754
		7,940,033
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.6%
ArvinMeritor Inc. *	301,600	4,949,256
Caterpillar Inc.	19,200	1,339,200
Cummins Inc.	67,300	5,357,753
Terex Corp. *	40,800	805,392
		12,451,601
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Mastercard Inc.	71,800	15,080,872

DEPARTMENT STORES—0.7%
Kohl’s Corp.*	122,800	5,856,332

DIVERSIFIED CHEMICALS—0.1%
Eastman Chemical Co.	17,500	1,096,200

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED METALS & MINING—0.3%
Freeport-McMoRan Copper & Gold Inc.	28,900	$2,067,506

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services Inc.	127,600	4,065,336

FERTILIZERS & AGRICULTURAL CHEMICALS—1.2%
Monsanto Co.	77,100	4,459,464
Mosaic Co., /The	104,400	4,974,660
		9,434,124
FOOTWEAR—0.6%
NIKE Inc., Cl. B	61,900	4,558,316

GOLD—0.8%
Yamana Gold Inc.	638,900	6,018,438

HEALTH CARE EQUIPMENT—2.9%
Covidien PLC	445,700	16,633,524
Insulet Corp. *	155,300	2,296,887
Zimmer Holdings Inc. *	80,700	4,276,293
		23,206,704
HEALTH CARE FACILITIES—0.9%
Health Management Associates Inc., Cl. A *	348,200	2,493,112
Universal Health Services Inc., Cl. B	133,100	4,787,607
		7,280,719
HEALTH CARE SERVICES—0.7%
Medco Health Solutions Inc.*	110,100	5,284,800

HOME ENTERTAINMENT SOFTWARE—1.3%
Activision Blizzard Inc.	844,200	10,029,096

HOME IMPROVEMENT RETAIL—0.5%
Lowe’s Companies, Inc.	178,700	3,706,238

HOTELS RESORTS & CRUISE LINES—1.0%
Wyndham Worldwide Corporation	300,000	7,659,000

HOUSEHOLD APPLIANCES—0.4%
Stanley Black & Decker Inc.	56,800	3,295,536

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	32,600	1,451,026

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores Inc.	201,800	10,330,142

INDUSTRIAL CONGLOMERATES—2.8%
3M Co.	92,500	7,912,450
Tyco International Ltd.	369,200	14,132,976
		22,045,426
INDUSTRIAL MACHINERY—1.2%
Ingersoll-Rand PLC	252,700	9,466,142

INDUSTRIAL REITS—0.1%
Dupont Fabros Technology Inc.	30,300	764,772

INTEGRATED OIL & GAS—3.3%
Chevron Corp.	239,600	18,259,916
ConocoPhillips	143,600	7,929,592
		26,189,508

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTERNET RETAIL—0.9%
Amazon.com Inc. *	53,100	$6,259,959
Expedia Inc.	23,700	537,516
		6,797,475
INTERNET SOFTWARE & SERVICES—7.8%
eBay Inc. *	65,410	1,367,723
Google Inc., Cl. A *	23,565	11,425,491
GSI Commerce Inc. *	458,100	10,316,412
IAC/InterActiveCorp. *	591,715	14,792,875
Sina Corp. *	251,700	10,767,726
Yahoo! Inc. *	954,000	13,241,520
		61,911,747
INVESTMENT BANKING & BROKERAGE—0.1%
Morgan Stanley	37,700	1,017,523

IT CONSULTING & OTHER SERVICES—0.9%
International Business Machines Corp.	55,500	7,126,200

LEISURE PRODUCTS—1.4%
Phillips-Van Heusen Corp.	214,700	11,140,783

LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp.	66,100	1,721,244
MetLife Inc.	136,900	5,758,014
		7,479,258
LIFE SCIENCES TOOLS & SERVICES—1.0%
Life Technologies Corp. *	26,100	1,122,039
Thermo Fisher Scientific Inc. *	155,900	6,993,674
		8,115,713
MANAGED HEALTH CARE—0.5%
UnitedHealth Group Inc.	52,400	1,595,580
WellPoint Inc. *	43,100	2,186,032
		3,781,612
MARINE PORTS & SERVICES—0.5%
Aegean Marine Petroleum Network Inc.	171,400	3,523,984

METAL & GLASS CONTAINERS—1.6%
Ball Corp.	120,500	7,017,920
Pactiv Corp. *	193,800	5,895,396
		12,913,316
MOVIES & ENTERTAINMENT—0.1%
Regal Entertainment Group, Cl. A	71,800	958,530

OIL & GAS EQUIPMENT & SERVICES—1.3%
Halliburton Company	58,400	1,744,992
Schlumberger Ltd.	150,700	8,990,762
		10,735,754
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Devon Energy Corp.	152,700	9,542,223
Nexen Inc.	431,941	8,941,179
Plains Exploration & Production Co. *	128,500	2,897,675
		21,381,077
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Magellan Midstream Partners LP	27,989	1,367,262

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—3.3%
Bank of America Corp.	470,800	$6,610,032
BM&F Bovespa SA	585,600	4,312,862
JPMorgan Chase & Co.	372,337	14,997,734
		25,920,628
PHARMACEUTICALS—3.9%
Abbott Laboratories §	252,720	12,403,498
Auxilium Pharmaceuticals Inc. *	43,300	976,848
Optimer Pharmaceuticals Inc. *	337,700	3,066,316
Pfizer Inc.	956,200	14,343,000
		30,789,662
PROPERTY & CASUALTY INSURANCE—0.8%
Travelers Cos., Inc., /The	124,000	6,255,800

RAILROADS—1.4%
CSX Corp.	128,300	6,763,976
Union Pacific Corp.	62,100	4,637,007
		11,400,983
RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	51,900	1,834,665

RESTAURANTS—1.0%
McDonald’s Corp.	117,100	8,165,383

SEMICONDUCTOR EQUIPMENT—2.1%
Lam Research Corp.*	393,600	16,605,984

SEMICONDUCTORS—3.3%
Broadcom Corp., Cl. A	53,200	1,916,796
Marvell Technology Group Ltd. *	1,254,700	18,720,124
ON Semiconductor Corp. *	438,800	2,961,900
Skyworks Solutions Inc. *	148,900	2,610,217
		26,209,037
SOFT DRINKS—1.9%
PepsiCo Inc.	234,300	15,208,413

SPECIALIZED FINANCE—0.5%
CME Group Inc.	14,600	4,070,480

STEEL—0.8%
Cliffs Natural Resources Inc.	118,100	6,680,917

SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	417,235	10,768,835
Oracle Corp.	664,700	15,713,508
		26,482,343
TOBACCO—1.0%
Philip Morris International Inc.	150,560	7,684,582

TRUCKING—1.0%
Hertz Global Holdings Inc.*	689,200	8,091,208

TOTAL COMMON STOCKS (Cost $770,998,668)		734,470,293

	SHARES	VALUE
PURCHASE AGREEMENT—0.9%

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Concho Resources Inc.*,(L2) (Cost $6,409,497)	141,490	$7,213,584

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—6.1%

TIME DEPOSITS—6.1%
Citibank, London, 0.03%, 8/2/10(L2)	29,800,000	29,800,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	18,455,986	18,455,986
TOTAL TIME DEPOSITS (Cost $48,255,986)		48,255,986

Total Investments (Cost $825,664,151)(a)	99.5%	789,939,863
Other Assets in Excess of Liabilities	0.5	4,172,418

NET ASSETS	100.0%	$794,112,281

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

§	All or a portion of this security is held as collateral for long dated settlements.
*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $836,558,765 amounted to $46,618,902 which consisted of aggregate gross unrealized appreciation of $23,878,908 and aggregate gross unrealized depreciation of $70,497,810.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER LARGE CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—97.2%

AEROSPACE & DEFENSE—3.3%
Boeing Co., /The	22,640	$1,542,690
General Dynamics Corp.	39,790	2,437,137
Lockheed Martin Corp.	35,300	2,652,795
United Technologies Corp.	37,700	2,680,470
		9,313,092
AIR FREIGHT & LOGISTICS—1.7%
FedEx Corp.	22,300	1,840,865
United Parcel Service Inc., Cl. B	47,900	3,113,500
		4,954,365
AIRLINES—0.2%
Delta Air Lines Inc.*	61,200	727,056

APPLICATION SOFTWARE—0.8%
Adobe Systems Inc.*	75,900	2,179,848

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
BlackRock Inc.	12,600	1,984,374
Invesco Ltd.	65,600	1,281,824
		3,266,198
BIOTECHNOLOGY—2.3%
Amgen Inc. *	51,300	2,797,389
Celgene Corp. *	33,600	1,853,040
Gilead Sciences Inc. *	58,600	1,952,552
		6,602,981
COAL & CONSUMABLE FUELS—1.1%
Peabody Energy Corp.	68,800	3,106,320

COMMUNICATIONS EQUIPMENT—3.6%
Cisco Systems Inc. *	277,900	6,411,153
Qualcomm Inc.	103,600	3,945,088
		10,356,241
COMPUTER & ELECTRONICS RETAIL—0.6%
Best Buy Co., Inc.	48,800	1,691,408

COMPUTER HARDWARE—7.0%
Apple Inc. *	52,060	13,392,435
Hewlett-Packard Co.	146,265	6,734,040
		20,126,475
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp.*	173,400	3,431,586

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Deere & Co.	24,600	1,640,328

DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Mastercard Inc.	18,000	3,780,720
Visa Inc., Cl. A	32,500	2,383,875
		6,164,595
DEPARTMENT STORES—1.0%
Kohl’s Corp.*	61,100	2,913,859

DIVERSIFIED CHEMICALS—0.8%
EI Du Pont de Nemours & Co.	53,900	2,192,113

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED METALS & MINING—0.3%
Freeport-McMoRan Copper & Gold Inc.	13,000	$930,020

DRUG RETAIL—1.8%
CVS Caremark Corp.	80,800	2,479,752
Walgreen Co.	93,825	2,678,704
		5,158,456
ELECTRIC UTILITIES—1.0%
Southern Co.	79,400	2,805,202

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Republic Services Inc.	88,900	2,832,354

FERTILIZERS & AGRICULTURAL CHEMICALS—1.5%
Monsanto Co.	37,180	2,150,491
Potash Corporation of Saskatchewan Inc.	19,200	2,013,504
		4,163,995
FOOD RETAIL—0.5%
Kroger Co., /The	66,800	1,414,824

FOOTWEAR—1.0%
NIKE Inc., Cl. B	39,800	2,930,872

FOREST PRODUCTS—0.5%
Weyerhaeuser Company	87,753	1,423,354

GENERAL MERCHANDISE STORES—0.8%
Target Corp.	46,800	2,401,776

GOLD—1.1%
Goldcorp Inc.	77,100	3,017,694

HEALTH CARE EQUIPMENT—2.3%
Baxter International Inc.	26,400	1,155,528
Covidien PLC	72,000	2,687,040
Stryker Corp.	27,600	1,285,332
Zimmer Holdings Inc. *	25,300	1,340,647
		6,468,547
HEALTH CARE SERVICES—1.0%
Medco Health Solutions Inc.*	60,200	2,889,600

HOME ENTERTAINMENT SOFTWARE—1.9%
Activision Blizzard Inc.	287,200	3,411,936
Electronic Arts Inc. *	132,100	2,104,353
		5,516,289
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	139,800	2,899,452

HOTELS RESORTS & CRUISE LINES—1.0%
Carnival Corp.	79,500	2,757,060

HOUSEHOLD APPLIANCES—0.6%
Stanley Black & Decker Inc.	28,500	1,653,570

HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	63,360	3,875,098

HYPERMARKETS & SUPER CENTERS—2.0%
Wal-Mart Stores Inc.	112,300	5,748,637

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL CONGLOMERATES—2.3%
3M Co.	38,400	$3,284,736
Tyco International Ltd.	90,000	3,445,200
		6,729,936
INDUSTRIAL GASES—0.6%
Praxair Inc.	20,200	1,753,764

INDUSTRIAL MACHINERY—0.9%
Illinois Tool Works Inc.	57,200	2,488,200

INTEGRATED OIL & GAS—2.9%
Chevron Corp.	71,200	5,426,152
Exxon Mobil Corp.	48,800	2,912,384
		8,338,536
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications Inc.	59,500	1,729,070

INTERNET RETAIL—1.2%
Amazon.com Inc.*	28,300	3,336,287

INTERNET SOFTWARE & SERVICES—4.7%
eBay Inc. *	132,055	2,761,270
Google Inc., Cl. A *	15,895	7,706,691
Yahoo! Inc. *	219,900	3,052,212
		13,520,173
INVESTMENT BANKING & BROKERAGE—1.1%
Charles Schwab Corp., /The	115,200	1,703,808
Morgan Stanley	51,200	1,381,888
		3,085,696
IT CONSULTING & OTHER SERVICES—2.9%
Cognizant Technology Solutions Corp., Cl. A *	36,900	2,013,264
International Business Machines Corp.	48,600	6,240,240
		8,253,504
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific Inc.*	49,700	2,229,542

MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	57,900	1,763,055

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., Cl. B	69,300	2,289,672

OIL & GAS EQUIPMENT & SERVICES—1.5%
Schlumberger Ltd.	59,600	3,555,736
Weatherford International Ltd. *	42,100	682,020
		4,237,756
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Devon Energy Corp.	60,500	3,780,645
Nexen Inc.	132,000	2,732,400
		6,513,045
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Enterprise Products Partners LP	37,000	1,398,230

OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	184,300	2,587,572

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OTHER DIVERSIFIED FINANCIAL SERVICES—(CONT.)
JPMorgan Chase & Co.	81,300	$3,274,764
		5,862,336
PACKAGED FOODS & MEATS—0.8%
Kraft Foods Inc., Cl. A	81,700	2,386,457

PHARMACEUTICALS—5.6%
Abbott Laboratories	81,000	3,975,480
Allergan Inc.	32,400	1,978,344
Johnson & Johnson	55,100	3,200,759
Pfizer Inc.	294,000	4,410,000
Teva Pharmaceutical Industries Ltd. #	49,500	2,418,075
		15,982,658
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos., Inc., /The	48,600	2,451,870

RAILROADS—1.1%
CSX Corp.	57,800	3,047,216

RESTAURANTS—1.2%
McDonald’s Corp.	49,200	3,430,716

SEMICONDUCTORS—2.9%
Broadcom Corp., Cl. A	47,600	1,715,028
Intel Corp.	163,330	3,364,598
Marvell Technology Group Ltd. *	214,200	3,195,864
		8,275,490
SOFT DRINKS—2.6%
Coca-Cola Co., /The	70,000	3,857,700
PepsiCo Inc.	54,600	3,544,086
		7,401,786
SPECIALIZED FINANCE—0.9%
CME Group Inc.	9,460	2,637,448

STEEL—0.8%
Cliffs Natural Resources Inc.	42,600	2,409,882

SYSTEMS SOFTWARE—4.3%
Microsoft Corp.	298,495	7,704,156
Oracle Corp.	191,300	4,522,332
		12,226,488
TOBACCO—2.2%
Altria Group Inc.	94,785	2,100,436
Philip Morris International Inc.	81,185	4,143,682
		6,244,118
TOTAL COMMON STOCKS (Cost $280,899,071)		277,576,196

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—2.4%

TIME DEPOSITS—2.4%
Citibank, London, 0.03%, 8/02/10(L2) (Cost $6,942,096)	$6,942,096	$6,942,096

Total Investments (Cost $287,841,167)(a)	99.6%	284,518,292
Other Assets in Excess of Liabilities	0.4	1,050,866

NET ASSETS	100.0%	$285,569,158

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $288,683,113 amounted to $4,164,821 which consisted of aggregate gross unrealized appreciation of $18,305,195 and aggregate gross unrealized depreciation of $22,470,016.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—95.5%

ADVERTISING—0.6%
Focus Media Holding Ltd.#*	93,600	$1,696,968

AEROSPACE & DEFENSE—0.8%
Goodrich Corp.	33,600	2,448,432

APPAREL RETAIL—2.2%
Chico’s FAS Inc.	227,900	2,135,423
J Crew Group Inc. *	50,200	1,788,626
TJX Cos., Inc.	51,200	2,125,824
Urban Outfitters Inc. *	21,300	685,008
		6,734,881
APPLICATION SOFTWARE—5.3%
Informatica Corp. *	104,800	3,157,624
Nice Systems Ltd. #*	160,900	4,613,003
Pegasystems Inc.	126,700	3,897,292
Salesforce.com Inc. *	21,700	2,147,215
Synopsys Inc. *	102,100	2,229,864
		16,044,998
ASSET MANAGEMENT & CUSTODY BANKS—4.1%
BlackRock Inc.	29,700	4,677,453
Invesco Ltd.	116,000	2,266,640
T. Rowe Price Group Inc.	114,200	5,507,866
		12,451,959
BIOTECHNOLOGY—3.9%
China Nuokang Bio-Pharmaceutical Inc. #*	296,900	1,517,159
Human Genome Sciences Inc. *§	178,200	4,622,508
Metabolix Inc. *	387,000	5,464,440
		11,604,107
BROADCASTING & CABLE TV—1.0%
Discovery Communications Inc., Series A *	39,300	1,517,373
Discovery Communications Inc., Series C *	46,600	1,602,108
		3,119,481
COAL & CONSUMABLE FUELS—1.9%
Patriot Coal Corp. *	199,000	2,399,940
Peabody Energy Corp.	70,600	3,187,590
		5,587,530
COMMUNICATIONS EQUIPMENT—0.4%
Brocade Communications Systems Inc.*	265,500	1,314,225

COMPUTER & ELECTRONICS RETAIL—0.8%
Best Buy Co., Inc.	37,200	1,289,352
GameStop Corp., Cl. A *	59,200	1,186,960
		2,476,312
COMPUTER HARDWARE—0.8%
Teradata Corp.*	75,800	2,410,440

COMPUTER STORAGE & PERIPHERALS—2.0%
NetApp Inc. *	40,900	1,730,070
Seagate Technology *	259,600	3,257,980
Smart Technologies Inc., Cl. A *	63,700	980,343
		5,968,393

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—0.7%
Chicago Bridge & Iron Co., NV#*	91,000	$2,048,410

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.3%
Bucyrus International Inc.	71,700	4,461,174
Westport Innovations Inc. *	128,700	2,559,843
		7,021,017
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Echo Global Logistics Inc. *	126,100	1,508,156
Fiserv Inc. *	33,400	1,673,340
		3,181,496
DIVERSIFIED BANKS—0.5%
Comerica Inc.	39,800	1,526,728

DIVERSIFIED METALS & MINING—0.8%
Walter Energy, Inc.	34,900	2,488,370

ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
General Cable Corp.*	161,500	4,286,210

ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Clean Harbors, Inc. *	5,500	347,380
Stericycle Inc. *	66,400	4,183,200
		4,530,580
FOOD RETAIL—0.4%
Whole Foods Market Inc.*	27,800	1,055,566

FOREST PRODUCTS—1.0%
Weyerhaeuser Company	180,609	2,929,478

GOLD—0.4%
Yamana Gold Inc.	147,100	1,385,682

HEALTH CARE EQUIPMENT—5.4%
Hologic Inc. *	133,400	1,886,276
Insulet Corp. *	116,200	1,718,598
Intuitive Surgical Inc. *	17,200	5,647,964
Mindray Medical International Ltd. #	83,100	2,571,114
NuVasive Inc. *	78,000	2,556,060
Varian Medical Systems, Inc. *	35,600	1,965,120
		16,345,132
HEALTH CARE FACILITIES—2.0%
Select Medical Holdings Corp. *	597,500	3,913,625
Universal Health Services Inc., Cl. B	59,200	2,129,424
		6,043,049
HOME ENTERTAINMENT SOFTWARE—1.4%
Activision Blizzard Inc.	347,300	4,125,924
RealD Inc. *	4,500	76,500
		4,202,424
HOME FURNISHING RETAIL—0.6%
Bed Bath & Beyond Inc.*	49,800	1,886,424

HOMEBUILDING—1.2%
Lennar Corp., Cl. A	249,200	3,680,684

HOTELS RESORTS & CRUISE LINES—3.0%
Ctrip.com International Ltd. #*	38,600	1,554,036

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—(CONT.)
Home Inns & Hotels Management Inc. #*	63,800	$2,684,066
Interval Leisure Group *	112,300	1,562,093
Orient-Express Hotels Ltd., Cl. A *	166,700	1,518,637
Wyndham Worldwide Corporation	62,900	1,605,837
		8,924,669
INDUSTRIAL CONGLOMERATES—0.7%
McDermott International Inc.*	89,400	2,101,794

INDUSTRIAL MACHINERY—4.6%
Duoyuan Global Water Inc. #*	203,600	4,110,684
SmartHeat Inc. *	340,600	2,200,276
SPX Corp.	128,900	7,677,284
		13,988,244
INTERNET RETAIL—2.9%
Expedia Inc.	142,100	3,222,828
NetFlix Inc. *	52,800	5,414,640
		8,637,468
INTERNET SOFTWARE & SERVICES—0.9%
OpenTable Inc.*	60,500	2,704,350

INVESTMENT BANKING & BROKERAGE—0.9%
Greenhill & Co., Inc.	39,100	2,660,755

IT CONSULTING & OTHER SERVICES—1.9%
Cognizant Technology Solutions Corp., Cl. A*§	106,600	5,816,096

LEISURE PRODUCTS—1.8%
Coach Inc.	71,600	2,647,052
Polo Ralph Lauren Corp., Cl. A	35,400	2,796,954
		5,444,006
LIFE SCIENCES TOOLS & SERVICES—1.0%
ICON PLC #*	85,900	2,027,240
Life Technologies Corp. *	24,600	1,057,554
		3,084,794
OFFICE SERVICES & SUPPLIES—0.2%
SYKES Enterprises Inc.*	34,200	542,070

OIL & GAS EQUIPMENT & SERVICES—1.0%
Cameron International Corp. *	36,300	1,437,117
National Oilwell Varco Inc.	42,575	1,667,237
		3,104,354
OIL & GAS EXPLORATION & PRODUCTION—4.1%
Nexen Inc.	248,600	5,146,020
Plains Exploration & Production Co. *	138,100	3,114,155
Quicksilver Resources Inc. *	328,300	4,133,297
		12,393,472
OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
BM&F Bovespa SA	665,527	4,901,513

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	40,100	1,577,133

PERSONAL PRODUCTS—0.6%
The Estee Lauder Companies Inc., Cl. A	27,600	1,718,100

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—4.3%
Allergan Inc.	22,300	$1,361,638
Auxilium Pharmaceuticals Inc. *	123,200	2,779,392
Medicis Pharmaceutical Corp., Cl. A	95,500	2,420,925
Mylan Inc. *	260,700	4,536,180
Optimer Pharmaceuticals Inc. *	206,500	1,875,020
		12,973,155
RAILROADS—0.6%
CSX Corp.	33,400	1,760,848

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
BR Malls Participacoes SA	111,400	1,659,263

REAL ESTATE SERVICES—1.2%
CB Richard Ellis Group, Inc. *	182,800	3,107,600
E-House China Holdings Ltd. #	37,600	612,880
		3,720,480
REGIONAL BANKS—0.4%
Fifth Third Bancorp	99,600	1,265,916

RESEARCH & CONSULTING SERVICES—1.0%
FTI Consulting Inc.*	81,900	2,895,165

RESTAURANTS—0.6%
McCormick & Schmick’s Seafood Restaurants Inc.*	245,100	1,938,741

SEMICONDUCTOR EQUIPMENT—2.0%
Lam Research Corp.*	142,500	6,012,075

SEMICONDUCTORS—7.9%
Altera Corp.	160,400	4,446,288
Applied Micro Circuits Corporation *	204,500	2,445,820
Atheros Communications Inc. *	124,465	3,290,855
Marvell Technology Group Ltd. *	400,800	5,979,936
Micron Technology Inc. *	199,100	1,449,448
Netlogic Microsystems Inc. *	101,800	3,009,208
Skyworks Solutions Inc. *	191,200	3,351,736
		23,973,291
SPECIALIZED FINANCE—1.9%
CME Group Inc.	15,300	4,265,640
IntercontinentalExchange Inc. *	13,500	1,425,870
		5,691,510
STEEL—2.1%
Cliffs Natural Resources Inc.§	111,500	6,307,555

SYSTEMS SOFTWARE—0.9%
Red Hat Inc.*	80,500	2,588,075

THRIFTS & MORTGAGE FINANCE—1.0%
Ocwen Financial Corp. *	114,000	1,203,840
People’s United Financial Inc.	125,500	1,736,920
		2,940,760
TOBACCO—0.9%
ITC Ltd.*	425,200	2,821,986

TOTAL COMMON STOCKS (Cost $311,642,003)		288,616,614

	SHARES	VALUE
PURCHASE AGREEMENT—1.3%

OIL & GAS EXPLORATION & PRODUCTION—1.3%
Concho Resources Inc.*,(L2) (Cost $3,392,970)	74,900	$3,818,627

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.1%

WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., 4.00%, 10/1/14(L2) (Cost $3,215,299)	2,587,000	3,485,982

SHORT-TERM INVESTMENTS—3.8%

TIME DEPOSITS—3.8%
Citibank, London, 0.03%, 8/02/10(L2) (Cost $11,385,362)	11,385,362	11,385,362

Total Investments (Cost $329,635,634)(a)	101.7%	307,306,585
Liabilities in Excess of Other Assets	(1.7)	(5,160,423)

NET ASSETS	100.0%	$302,146,162

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

§	All or a portion of this security is held as collateral for long dated settlements.
*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $336,661,701 amounted to $29,355,116 which consisted of aggregate gross unrealized appreciation of $12,800,630 and aggregate gross unrealized depreciation of $42,155,746.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—96.9%

ADVERTISING—0.3%
Lamar Advertising Co., Cl. A*	76,980	$2,105,403

AEROSPACE & DEFENSE—1.3%
AAR Corp. *	151,800	2,550,240
BE Aerospace Inc. *	228,100	6,706,140
		9,256,380
AIRLINES—0.5%
Airtran Holdings Inc.*	734,330	3,539,471

APPAREL RETAIL—2.9%
AnnTaylor Stores Corp. *	476,650	8,360,441
Coldwater Creek Inc. *	707,850	2,774,772
J Crew Group Inc. *	86,650	3,087,340
Urban Outfitters Inc. *	210,750	6,777,720
		21,000,273
APPLICATION SOFTWARE—7.7%
Ansys Inc. *	168,575	7,577,446
Concur Technologies Inc. *	136,150	6,301,022
Informatica Corp. *	314,950	9,489,443
Nice Systems Ltd. #*	259,050	7,426,964
Pegasystems Inc.	265,000	8,151,400
Solera Holdings Inc.	163,806	6,221,352
Synopsys Inc. *	239,070	5,221,289
Taleo Corp., Cl. A *	229,000	5,633,400
		56,022,316
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group Inc.*	68,262	4,834,997

AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	565,395	6,716,893

BIOTECHNOLOGY—3.6%
Alexion Pharmaceuticals Inc. *	142,100	7,724,556
Human Genome Sciences Inc. *	285,250	7,399,385
Savient Pharmaceuticals Inc. *	412,170	5,646,729
United Therapeutics Corp. *	107,450	5,253,231
		26,023,901
CABLE & SATELLITE—0.4%
Sirius XM Radio Inc.*	3,012,920	3,103,308

COMMODITY CHEMICALS—0.5%
STR Holdings Inc.*	148,150	3,318,560

COMMUNICATIONS EQUIPMENT—2.5%
Acme Packet Inc. *	78,350	2,214,171
Brocade Communications Systems Inc. *	291,750	1,444,162
F5 Networks Inc. *	71,200	6,253,496
Finisar Corp. *	413,200	6,623,596
Riverbed Technology Inc. *	40,300	1,494,727
		18,030,152
COMPUTER STORAGE & PERIPHERALS—1.4%
QLogic Corp. *	469,250	7,470,460
Smart Technologies Inc., Cl. A *	155,450	2,392,376
		9,862,836

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	232,440	$5,611,102

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Bucyrus International Inc.	102,600	6,383,772

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Wright Express Corp.*	217,850	7,622,571

DISTRIBUTORS—1.0%
LKQ Corp.*	350,800	6,938,824

DIVERSIFIED METALS & MINING—0.2%
Walter Energy, Inc.	23,350	1,664,855

EDUCATION SERVICES—0.8%
ITT Educational Services Inc.*	67,900	5,482,246

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	153,000	8,681,220

ELECTRICAL COMPONENTS & EQUIPMENT—4.1%
AMETEK Inc.	180,300	7,981,881
GrafTech International Ltd. *	395,250	6,197,520
Roper Industries Inc.	102,200	6,387,500
Woodward Governor Co.	304,500	9,208,080
		29,774,981
ELECTRONIC MANUFACTURING SERVICES—1.0%
Trimble Navigation Ltd.*	251,045	7,122,147

ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Clean Harbors, Inc. *	91,350	5,769,666
Tetra Tech Inc. *	190,850	4,002,124
Waste Connections Inc. *	255,000	9,733,350
		19,505,140
FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	579,550	4,219,124

GENERAL MERCHANDISE STORES—1.2%
Dollar Tree Inc.*	199,230	8,829,874

GOLD—0.4%
Gammon Gold Inc.*	495,800	2,950,010

HEALTH CARE EQUIPMENT—2.3%
NuVasive Inc. *	122,350	4,009,409
Sirona Dental Systems Inc. *	211,200	6,500,736
Thoratec Corp. *	170,700	6,278,346
		16,788,491
HEALTH CARE FACILITIES—2.2%
Community Health Systems Inc. *	218,200	7,076,226
Select Medical Holdings Corp. *	582,150	3,813,082
VCA Antech Inc. *	243,400	5,072,456
		15,961,764
HEALTH CARE SERVICES—0.7%
Emergency Medical Services Corp.*	115,000	5,145,100

HOME FURNISHING RETAIL—1.0%
Williams-Sonoma Inc.	259,450	6,929,909

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—1.6%
Gaylord Entertainment Co. *	211,050	$6,118,339
Wyndham Worldwide Corporation	225,000	5,744,250
		11,862,589
HOUSEHOLD PRODUCTS—0.8%
Church & Dwight Co., Inc.	85,600	5,672,712

HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	185,750	7,316,692

INDUSTRIAL GASES—0.5%
Airgas Inc.	58,650	3,829,259

INDUSTRIAL MACHINERY—2.2%
Clarcor Inc.	127,000	4,765,040
Pall Corp.	188,100	7,192,944
SPX Corp.	71,950	4,285,342
		16,243,326
INDUSTRIAL REITS—0.5%
Dupont Fabros Technology Inc.	146,850	3,706,494

INTERNET RETAIL—0.5%
Expedia Inc.	171,600	3,891,888

INTERNET SOFTWARE & SERVICES—3.5%
GSI Commerce Inc. *	316,000	7,116,320
IAC/InterActiveCorp. *	274,250	6,856,250
OpenTable Inc. *	162,100	7,245,870
VistaPrint Ltd. *	133,800	4,422,090
		25,640,530
INVESTMENT BANKING & BROKERAGE—1.4%
Greenhill & Co., Inc.	102,400	6,968,320
Knight Capital Group Inc. *	226,750	3,260,665
		10,228,985
IT CONSULTING & OTHER SERVICES—0.5%
SRA International, Inc. Cl. A*	164,300	3,650,746

LEISURE FACILITIES—0.9%
Life Time Fitness Inc.*	172,000	6,253,920

LEISURE PRODUCTS—1.7%
Carter’s Inc. *	168,900	4,094,136
Phillips-Van Heusen Corp.	156,450	8,118,191
		12,212,327
LIFE SCIENCES TOOLS & SERVICES—3.0%
Bruker Corp. *	383,650	5,052,671
Charles River Laboratories International Inc. *	77,150	2,397,822
ICON PLC #*	204,500	4,826,200
Illumina Inc. *	51,950	2,328,918
Parexel International Corp. *	367,650	7,547,855
		22,153,466
MANAGED HEALTH CARE—0.8%
Amerigroup Corp.*	165,000	5,900,400

METAL & GLASS CONTAINERS—0.9%
Crown Holdings Inc.*	240,950	6,705,639

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EQUIPMENT & SERVICES—1.2%
Acergy SA #	353,900	$5,793,343
Cal Dive International Inc. *	511,600	3,028,672
		8,822,015
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Concho Resources Inc. *	58,000	3,478,840
Mariner Energy Inc. *	123,650	2,953,999
Plains Exploration & Production Co. *	285,800	6,444,790
Quicksilver Resources Inc. *	498,050	6,270,449
Whitinig Petroleum Corp. *	46,050	4,052,861
		23,200,939
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group Inc. *	251,250	5,291,325
Ralcorp Holdings Inc. *	86,900	5,074,960
		10,366,285
PHARMACEUTICALS—3.9%
Auxilium Pharmaceuticals Inc. *	195,150	4,402,584
Medicis Pharmaceutical Corp., Cl. A	270,550	6,858,442
Mylan Inc. *	347,940	6,054,156
Optimer Pharmaceuticals Inc. *	493,200	4,478,256
Perrigo Co.	111,700	6,256,317
		28,049,755
RAILROADS—0.9%
Genesee & Wyoming Inc., Cl. A*	166,000	6,786,080

REAL ESTATE SERVICES—0.6%
CB Richard Ellis Group, Inc.*	250,250	4,254,250

REGIONAL BANKS—1.0%
Iberiabank Corporation	73,250	3,806,070
Signature Bank *	96,650	3,715,226
		7,521,296
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	138,100	5,396,948

RESEARCH & CONSULTING SERVICES—2.8%
FTI Consulting Inc. *	170,700	6,034,245
ICF International Inc. *	275,250	6,330,750
IHS Inc., Cl. A *	120,300	7,616,193
		19,981,188
RESTAURANTS—0.9%
Darden Restaurants Inc.	164,300	6,882,527

RETAIL REITS—0.8%
Macerich Co., /The	142,950	5,925,278

SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	381,100	8,224,138

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems Inc.*	321,850	8,596,613

SEMICONDUCTORS—5.5%
Applied Micro Circuits Corporation *	395,800	4,733,768
Atheros Communications Inc. *	231,800	6,128,792
Mellanox Technologies Ltd. *	330,105	5,499,549

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—(CONT.)
Monolithic Power Systems Inc. *	268,750	$4,735,375
Netlogic Microsystems Inc. *	258,250	7,633,870
ON Semiconductor Corp. *	532,650	3,595,388
Skyworks Solutions Inc. *	414,200	7,260,926
		39,587,668
SPECIALIZED CONSUMER SERVICES—0.7%
Sotheby’s	196,000	5,317,480

SPECIALTY CHEMICALS—0.8%
Rockwood Holdings Inc.*	211,550	6,179,375

SPECIALTY STORES—1.4%
PetSmart Inc.	201,550	6,258,127
Tiffany & Co.	91,200	3,836,784
		10,094,911
STEEL—0.6%
Cliffs Natural Resources Inc.	73,250	4,143,752

SYSTEMS SOFTWARE—1.2%
Red Hat Inc.*	266,900	8,580,835

THRIFTS & MORTGAGE FINANCE—1.0%
Brookline Bancorp Inc.	345,750	3,346,860
Ocwen Financial Corp. *	356,500	3,764,640
		7,111,500
WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp.*	266,550	9,643,779

TOTAL COMMON STOCKS (Cost $666,240,566)		703,361,205

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—3.0%

TIME DEPOSITS—3.0%
Citibank, London, 0.03%, 8/02/10(L2) (Cost $21,789,676)	21,789,676	21,789,676

Total Investments (Cost $688,030,242)(a)	99.9%	725,150,881
Other Assets in Excess of Liabilities	0.1	516,200

NET ASSETS	100.0%	$725,667,081

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $689,942,400 amounted to $35,208,481 which consisted of aggregate gross unrealized appreciation of $81,119,121 and aggregate gross unrealized depreciation of $45,910,640.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—97.2%

AEROSPACE & DEFENSE—2.1%
BE Aerospace Inc. *	103,345	$3,038,343
Esterline Technologies Corp. *	73,320	3,763,516
		6,801,859
AIRLINES—0.6%
Airtran Holdings Inc.*	428,945	2,067,515

APPAREL RETAIL—3.3%
Aeropostale Inc. *	98,200	2,791,826
AnnTaylor Stores Corp. *	214,800	3,767,592
Childrens Place Retail Stores Inc., /The *	71,400	2,988,090
Coldwater Creek Inc. *	319,100	1,250,872
		10,798,380
APPLICATION SOFTWARE—9.1%
Cadence Design Systems, Inc. *	380,800	2,650,368
Concur Technologies Inc. *	63,595	2,943,177
Informatica Corp. *	131,400	3,959,082
Nice Systems Ltd. #*	124,225	3,561,531
Pegasystems Inc.	116,400	3,580,464
QLIK Technologies Inc. *	91,212	1,310,716
SolarWinds Inc. *	72,700	1,004,714
Solera Holdings Inc.	105,645	4,012,397
Taleo Corp., Cl. A *	98,900	2,432,940
Ultimate Software Group Inc. *	46,400	1,496,864
VanceInfo Technologies Inc. #*	115,000	2,919,850
		29,872,103
AUTO PARTS & EQUIPMENT—1.0%
Dana Holding Corp.*	280,300	3,329,964

BIOTECHNOLOGY—2.2%
Acorda Therapeutics Inc. *	30,300	979,902
Cubist Pharmaceuticals Inc. *	58,900	1,271,062
Savient Pharmaceuticals Inc. *	212,700	2,913,990
United Therapeutics Corp. *	42,520	2,078,803
		7,243,757
CASINOS & GAMING—0.9%
WMS Industries Inc.*	78,900	3,038,439

COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	164,700	1,986,282

COMMODITY CHEMICALS—0.5%
STR Holdings Inc.*	70,400	1,576,960

COMMUNICATIONS EQUIPMENT—3.0%
Acme Packet Inc. *	20,800	587,808
Aruba Networks Inc. *	162,500	2,759,250
Finisar Corp. *	226,100	3,624,383
Riverbed Technology Inc. *	74,500	2,763,205
		9,734,646
COMPUTER STORAGE & PERIPHERALS—1.3%
QLogic Corp. *	181,200	2,884,704
Smart Technologies Inc., Cl. A *	79,900	1,229,661
		4,114,365

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	94,695	$2,285,937

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Wright Express Corp.*	92,975	3,253,195

DISTRIBUTORS—1.1%
LKQ Corp.*	178,670	3,534,092

DIVERSIFIED CHEMICALS—0.1%
Solutia Inc.*	22,100	311,831

EDUCATION SERVICES—1.8%
American Public Education Inc. *	71,700	3,202,122
Grand Canyon Education, Inc. *	106,100	2,575,047
		5,777,169
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	70,300	3,988,822

ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
GrafTech International Ltd. *	200,800	3,148,544
Woodward Governor Co.	140,660	4,253,558
		7,402,102
ENVIRONMENTAL & FACILITIES SERVICES—2.8%
Clean Harbors, Inc. *	44,000	2,779,040
Tetra Tech Inc. *	90,200	1,891,494
Waste Connections Inc. *	112,700	4,301,759
		8,972,293
FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	275,400	2,004,912

GOLD—0.3%
Gammon Gold Inc.*	200,900	1,195,355

HEALTH CARE DISTRIBUTORS—0.5%
Owens & Minor Inc.	42,650	1,159,653
PharMerica Corp. *	47,900	625,574
		1,785,227
HEALTH CARE EQUIPMENT—4.8%
Arthrocare Corp. *	57,600	1,542,528
Insulet Corp. *	194,900	2,882,571
MAKO Surgical Corp. *	170,100	1,865,997
NuVasive Inc. *	63,300	2,074,341
Sirona Dental Systems Inc. *	95,100	2,927,178
Thoratec Corp. *	66,328	2,439,544
Wright Medical Group Inc. *	127,500	1,990,275
		15,722,434
HEALTH CARE FACILITIES—1.5%
LifePoint Hospitals Inc. *	98,600	3,047,726
Select Medical Holdings Corp. *	260,700	1,707,585
		4,755,311
HEALTH CARE SERVICES—1.7%
Catalyst Health Solutions, Inc. *	92,100	3,184,818
Gentiva Health Services Inc. *	109,600	2,261,048
		5,445,866

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SUPPLIES—0.5%
AGA Medical Holdings Inc.*	103,500	$1,499,715

HEALTH CARE TECHNOLOGY—1.8%
MedAssets Inc. *	121,600	2,846,656
Medidata Solutions Inc. *	207,900	3,135,132
		5,981,788
HOME ENTERTAINMENT SOFTWARE—0.0%
RealD Inc.*	5,000	85,000

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma Inc.	107,500	2,871,325

HOME FURNISHINGS—0.3%
Ethan Allen Interiors Inc.	63,579	975,302

HOTELS RESORTS & CRUISE LINES—1.9%
Gaylord Entertainment Co. *	111,200	3,223,688
Interval Leisure Group *	209,200	2,909,972
		6,133,660
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	80,400	3,166,956

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Towers Watson & Co.	71,700	3,191,367

INDUSTRIAL MACHINERY—3.2%
Actuant Corp., Cl. A	188,940	3,895,943
Clarcor Inc.	78,100	2,930,312
RBC Bearings Inc. *	122,100	3,744,807
		10,571,062
INTERNET RETAIL—1.1%
Shutterfly Inc.*	145,500	3,649,140

INTERNET SOFTWARE & SERVICES—3.4%
GSI Commerce Inc. *	139,849	3,149,400
LogMeIn, Inc. *	93,700	2,670,450
OpenTable Inc. *	72,800	3,254,160
VistaPrint Ltd. *	59,900	1,979,695
		11,053,705
INVESTMENT BANKING & BROKERAGE—1.5%
Greenhill & Co., Inc.	46,200	3,143,910
Knight Capital Group Inc. *	120,300	1,729,914
		4,873,824
IT CONSULTING & OTHER SERVICES—0.4%
SRA International, Inc. Cl. A*	63,600	1,413,192

LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	73,375	2,667,915

LEISURE PRODUCTS—1.6%
Carter’s Inc. *	95,700	2,319,768
Phillips-Van Heusen Corp.	57,100	2,962,919
		5,282,687
LIFE SCIENCES TOOLS & SERVICES—2.6%
Bruker Corp. *	252,300	3,322,791
ICON PLC #*	82,700	1,951,720

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LIFE SCIENCES TOOLS & SERVICES—(CONT.)
Parexel International Corp. *	153,808	$3,157,678
		8,432,189
MANAGED HEALTH CARE—0.9%
Amerigroup Corp.*	83,300	2,978,808

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	79,570	2,261,380

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	110,600	984,340

OIL & GAS EQUIPMENT & SERVICES—1.4%
Acergy SA #	113,300	1,854,721
Cal Dive International Inc. *	235,100	1,391,792
Dril-Quip Inc. *	25,220	1,318,502
		4,565,015
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Kodiak Oil & Gas Corp. *	459,900	1,540,665
Mariner Energy Inc. *	80,259	1,917,387
Quicksilver Resources Inc. *	210,800	2,653,972
Rosetta Resources Inc. *	31,200	688,584
		6,800,608
PACKAGED FOODS & MEATS—2.2%
Diamond Foods, Inc.	69,600	3,099,984
Flowers Foods Inc.	89,400	2,166,162
Hain Celestial Group Inc. *	98,420	2,072,725
		7,338,871
PHARMACEUTICALS—2.6%
Auxilium Pharmaceuticals Inc. *	90,900	2,050,704
Eurand NV *	119,400	949,230
Medicis Pharmaceutical Corp., Cl. A	128,700	3,262,545
Optimer Pharmaceuticals Inc. *	260,600	2,366,248
		8,628,727
PUBLISHING—0.6%
The New York Times Company, Cl. A*	233,200	2,038,168

RAILROADS—1.1%
Genesee & Wyoming Inc., Cl. A*	88,000	3,597,440

REGIONAL BANKS—1.5%
Iberiabank Corporation	31,600	1,641,936
Investors Bancorp, Inc. *	123,900	1,626,807
Signature Bank *	44,400	1,706,736
		4,975,479
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	67,800	2,649,624

RESEARCH & CONSULTING SERVICES—1.9%
FTI Consulting Inc. *	69,700	2,463,895
ICF International Inc. *	91,500	2,104,500
Resources Connection Inc.	137,000	1,779,630
		6,348,025
RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	108,800	2,550,272

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESTAURANTS—(CONT.)
McCormick & Schmick’s Seafood Restaurants Inc. *	189,935	$1,502,386
		4,052,658
SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	168,970	3,646,373

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems Inc.*	150,600	4,022,526

SEMICONDUCTORS—5.0%
Applied Micro Circuits Corporation *	227,200	2,717,312
Atheros Communications Inc. *	86,425	2,285,077
Mellanox Technologies Ltd. *	130,461	2,173,480
Monolithic Power Systems Inc. *	137,900	2,429,798
Netlogic Microsystems Inc. *	118,500	3,502,860
Skyworks Solutions Inc. *	190,200	3,334,206
		16,442,733
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	94,900	2,574,637

SPECIALTY CHEMICALS—1.0%
Rockwood Holdings Inc.*	112,600	3,289,046

SPECIALTY STORES—0.9%
Ulta Salon, Cosmetics & Fragrance, Inc.*	115,000	2,904,900

THRIFTS & MORTGAGE FINANCE—0.7%
Ocwen Financial Corp.*	204,700	2,161,632

TRUCKING—1.1%
Dollar Thrifty Automotive Group Inc.*	72,700	3,625,549

WIRELESS TELECOMMUNICATION SERVICES—1.1%
Syniverse Holdings Inc.*	162,100	3,619,693

TOTAL COMMON STOCKS (Cost $302,137,184)		318,353,875

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—3.3%

TIME DEPOSITS—3.3%
Citibank, London, 0.03%, 8/02/10(L2) (Cost $10,977,339)	10,977,339	10,977,339

Total Investments (Cost $313,114,523)(a)	100.5%	329,331,214
Liabilities in Excess of Other Assets	(0.5)	(1,507,284)

NET ASSETS	100.0%	$327,823,930

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $314,008,640 amounted to $15,322,574 which consisted of aggregate gross unrealized appreciation of $42,342,062 and aggregate gross unrealized depreciation of $27,019,488.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡  (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—95.5%

AEROSPACE & DEFENSE—2.0%
BE Aerospace Inc. *	3,780	$111,132
Esterline Technologies Corp. *	2,295	117,802
		228,934
APPAREL RETAIL—2.5%
AnnTaylor Stores Corp. *	6,265	109,888
Childrens Place Retail Stores Inc., /The *	2,555	106,927
Coldwater Creek Inc. *	15,025	58,898
		275,713
APPLICATION SOFTWARE—7.0%
Ansys Inc. *	1,995	89,675
Concur Technologies Inc. *	1,665	77,056
Informatica Corp. *	4,115	123,985
Nice Systems Ltd. #*	3,570	102,352
Pegasystems Inc.	3,635	111,813
QLIK Technologies Inc. *	3,105	44,619
Taleo Corp., Cl. A *	5,005	123,123
VanceInfo Technologies Inc. #*	4,260	108,161
		780,784
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group Inc.*	1,070	75,788

AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	8,890	105,613

BIOTECHNOLOGY—4.0%
Alexion Pharmaceuticals Inc. *	1,960	106,546
Arqule Inc. *	12,110	51,710
AVEO Pharmaceuticals Inc. *	5,380	41,641
Human Genome Sciences Inc. *	4,260	110,504
Savient Pharmaceuticals Inc. *	6,070	83,159
United Therapeutics Corp. *	1,250	61,112
		454,672
CABLE & SATELLITE—0.5%
Sirius XM Radio Inc.*	54,155	55,780

CASINOS & GAMING—0.9%
WMS Industries Inc.*	2,590	99,741

COMMUNICATIONS EQUIPMENT—2.4%
Aruba Networks Inc. *	5,465	92,796
Brocade Communications Systems Inc. *	11,840	58,608
Finisar Corp. *	7,545	120,946
		272,350
COMPUTER STORAGE & PERIPHERALS—0.5%
Smart Technologies Inc., Cl. A*	3,310	50,941

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	3,415	82,438

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Bucyrus International Inc.	1,180	73,420

CONSUMER FINANCE—0.4%
Green Dot Corp., Cl. A*	1,000	43,500

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Echo Global Logistics Inc.*	4,835	$57,827

DISTRIBUTORS—0.8%
LKQ Corp.*	4,625	91,483

EDUCATION SERVICES—1.9%
American Public Education Inc. *	2,300	102,718
Grand Canyon Education, Inc. *	4,675	113,462
		216,180
ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	1,930	109,508

ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
AMETEK Inc.	2,110	93,410
GrafTech International Ltd. *	5,305	83,182
Woodward Governor Co.	3,785	114,459
		291,051
ELECTRONIC COMPONENTS—0.8%
Fabrinet*	8,395	85,293

ELECTRONIC MANUFACTURING SERVICES—0.8%
Trimble Navigation Ltd.*	3,350	95,040

ENVIRONMENTAL & FACILITIES SERVICES—1.7%
Clean Harbors, Inc. *	1,285	81,161
Waste Connections Inc. *	2,865	109,357
		190,518
FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	9,465	68,905

GENERAL MERCHANDISE STORES—1.1%
Dollar Tree Inc.*	2,842	125,957

GOLD—0.3%
Gammon Gold Inc.*	5,120	30,464

HEALTH CARE EQUIPMENT—4.6%
Arthrocare Corp. *	2,060	55,167
HeartWare International Inc. *	1,435	92,457
Insulet Corp. *	6,760	99,980
MAKO Surgical Corp. *	8,675	95,165
Sirona Dental Systems Inc. *	2,565	78,951
Thoratec Corp. *	2,720	100,041
		521,761
HEALTH CARE FACILITIES—1.5%
Community Health Systems Inc. *	2,810	91,128
VCA Antech Inc. *	3,575	74,503
		165,631
HEALTH CARE SERVICES—1.7%
Catalyst Health Solutions, Inc. *	3,140	108,581
Gentiva Health Services Inc. *	3,810	78,601
		187,182
HEALTH CARE SUPPLIES—0.4%
AGA Medical Holdings Inc.*	2,730	39,558

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—1.6%
MedAssets Inc. *	3,855	$90,246
Medidata Solutions Inc. *	6,040	91,083
		181,329
HOME ENTERTAINMENT SOFTWARE—0.0%
RealD Inc.*	170	2,890

HOME FURNISHINGS—0.4%
Ethan Allen Interiors Inc.	2,845	43,642

HOTELS RESORTS & CRUISE LINES—2.3%
eLong Inc. #*	6,165	77,371
Interval Leisure Group *	7,830	108,915
Morgans Hotel Group Co. *	9,080	67,283
		253,569
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	1,185	78,530

INDUSTRIAL GASES—0.6%
Airgas Inc.	1,030	67,249

INDUSTRIAL MACHINERY—2.4%
Clarcor Inc.	2,685	100,741
RBC Bearings Inc. *	3,275	100,444
SPX Corp.	1,190	70,877
		272,062
INTERNET RETAIL—1.9%
Drugstore.Com Inc. *	30,745	84,856
Shutterfly Inc. *	5,190	130,165
		215,021
INTERNET SOFTWARE & SERVICES—5.3%
GSI Commerce Inc. *	5,120	115,302
IAC/InterActiveCorp. *	3,015	75,375
LogMeIn, Inc. *	3,365	95,903
OpenTable Inc. *	2,510	112,197
support.com Inc. *	29,685	122,599
VistaPrint Ltd. *	2,065	68,248
		589,624
INVESTMENT BANKING & BROKERAGE—0.5%
Greenhill & Co., Inc.	830	56,481

IT CONSULTING & OTHER SERVICES—0.5%
Camelot Information Systems Inc.#*	5,000	53,400

LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	2,460	89,446

LEISURE PRODUCTS—2.0%
Carter’s Inc. *	2,750	66,660
Phillips-Van Heusen Corp.	2,045	106,115
Under Armour Inc., Cl. A *	1,515	56,904
		229,679
LIFE SCIENCES TOOLS & SERVICES—1.6%
ICON PLC #*	3,060	72,216
Parexel International Corp. *	5,335	109,528
		181,744

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—0.8%
Amerigroup Corp.*	2,470	$88,327

METAL & GLASS CONTAINERS—0.8%
Silgan Holdings Inc.	3,050	86,681

OFFICE REITS—0.5%
Mack-Cali Realty Corp.	1,780	57,352

OFFICE SERVICES & SUPPLIES—0.5%
American Reprographics Co.*	6,320	56,248

OIL & GAS EQUIPMENT & SERVICES—1.5%
Acergy SA #	4,880	79,885
Dril-Quip Inc. *	1,810	94,627
		174,512
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Concho Resources Inc. *	1,115	66,878
Kodiak Oil & Gas Corp. *	12,835	42,997
Mariner Energy Inc. *	2,720	64,981
Plains Exploration & Production Co. *	3,145	70,920
Quicksilver Resources Inc. *	3,640	45,827
		291,603
PACKAGED FOODS & MEATS—2.3%
Diamond Foods, Inc.	2,350	104,669
Flowers Foods Inc.	3,015	73,054
Hain Celestial Group Inc. *	3,570	75,184
		252,907
PHARMACEUTICALS—2.9%
Auxilium Pharmaceuticals Inc. *	2,890	65,198
Cadence Pharmaceuticals Inc. *	8,445	64,689
Eurand NV *	3,870	30,766
Mylan Inc. *	5,745	99,963
Optimer Pharmaceuticals Inc. *	7,445	67,601
		328,217
PUBLISHING—0.6%
The New York Times Company, Cl. A*	7,395	64,632

RAILROADS—0.9%
Genesee & Wyoming Inc., Cl. A*	2,410	98,521

REAL ESTATE SERVICES—0.6%
CB Richard Ellis Group, Inc.*	3,960	67,320

REGIONAL BANKS—1.0%
Iberiabank Corporation	1,130	58,715
Signature Bank *	1,430	54,969
		113,684
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	2,250	87,930

RESEARCH & CONSULTING SERVICES—2.5%
FTI Consulting Inc. *	2,470	87,314
ICF International Inc. *	3,980	91,540
IHS Inc., Cl. A *	1,600	101,296
		280,150

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESTAURANTS—0.7%
California Pizza Kitchen Inc.*	4,115	$73,823

RETAIL REITS—0.5%
Macerich Co., /The	1,530	63,418

SECURITY & ALARM SERVICES—0.8%
Geo Group Inc., /The*	4,230	91,283

SEMICONDUCTOR EQUIPMENT—1.0%
Novellus Systems Inc.*	4,300	114,853

SEMICONDUCTORS—4.8%
Applied Micro Circuits Corporation *	5,160	61,714
Atheros Communications Inc. *	2,980	78,791
Mellanox Technologies Ltd. *	4,975	82,883
Monolithic Power Systems Inc. *	2,225	39,204
Netlogic Microsystems Inc. *	4,100	121,196
ON Semiconductor Corp. *	7,605	51,334
Skyworks Solutions Inc. *	6,215	108,949
		544,071
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	2,245	60,907

SPECIALTY CHEMICALS—1.6%
Kraton Performance Polymers Inc. *	3,540	83,048
Rockwood Holdings Inc. *	3,490	101,943
		184,991
THRIFTS & MORTGAGE FINANCE—1.0%
Ocwen Financial Corp. *	5,275	55,704
People’s United Financial Inc.	3,890	53,838
		109,542
TRUCKING—1.1%
Dollar Thrifty Automotive Group Inc.*	2,470	123,179

WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp.*	3,320	120,118

TOTAL COMMON STOCKS (Cost $9,256,526)		10,724,967

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—4.0%

TIME DEPOSITS—4.0%
Citibank, London, 0.03%, 8/2/10(L2)	400,000	400,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	45,637	45,637

TOTAL TIME DEPOSITS (Cost $445,637)		445,637

Total Investments (Cost $9,702,163)(a)	99.5%	11,170,604
Other Assets in Excess of Liabilities	0.5	54,080

NET ASSETS	100.0%	$11,224,684

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,752,632 amounted to $1,417,972 which consisted of aggregate gross unrealized appreciation of $1,810,352 and aggregate gross unrealized depreciation of $392,380.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡  (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—89.1%

BIOTECHNOLOGY—16.4%
Actelion Ltd. *	93,600	$3,785,330
Alexion Pharmaceuticals Inc. *	45,550	2,476,098
Amgen Inc. *	142,750	7,784,158
Arqule Inc. *	446,200	1,905,274
AVEO Pharmaceuticals Inc. *	170,150	1,316,961
Celgene Corp. *	57,659	3,179,894
China Nuokang Bio-Pharmaceutical Inc. #*	170,739	872,476
Cubist Pharmaceuticals Inc. *	47,000	1,014,260
Human Genome Sciences Inc. *	365,650	9,484,961
Savient Pharmaceuticals Inc. *	267,150	3,659,955
United Therapeutics Corp. *	67,900	3,319,631
		38,798,998
DRUG RETAIL—2.6%
CVS Caremark Corp.	197,400	6,058,206

HEALTH CARE EQUIPMENT—14.4%
Arthrocare Corp. *	58,850	1,576,003
ATS Medical Inc. *	492,250	1,969,000
Covidien PLC	31,900	1,190,508
Edwards Lifesciences Corp. *	72,000	4,161,600
Hospira Inc. *	50,200	2,615,420
Insulet Corp. *	107,960	1,596,728
Intuitive Surgical Inc. *	9,500	3,119,515
Kinetic Concepts Inc. *	60,050	2,132,376
MAKO Surgical Corp. *	146,750	1,609,847
Medtronic Inc.	67,150	2,482,536
NuVasive Inc. *	62,669	2,053,663
Stryker Corp.	23,300	1,085,081
Thoratec Corp. *	52,800	1,941,984
Wright Medical Group Inc. *	108,300	1,690,563
Zimmer Holdings Inc. *	91,200	4,832,688
		34,057,512
HEALTH CARE FACILITIES—4.2%
Community Health Systems Inc. *	101,650	3,296,510
LifePoint Hospitals Inc. *	62,350	1,927,239
Select Medical Holdings Corp. *	404,600	2,650,130
Universal Health Services Inc., Cl. B	59,350	2,134,819
		10,008,698
HEALTH CARE SERVICES—1.9%
Medco Health Solutions Inc.*	93,900	4,507,200

HEALTH CARE SUPPLIES—2.1%
AGA Medical Holdings Inc. *	164,800	2,387,952
Alere Inc. *	51,400	1,445,882
Align Technology Inc. *	73,800	1,280,430
		5,114,264
HEALTH CARE TECHNOLOGY—1.2%
Medidata Solutions Inc.*	186,700	2,815,436

INDUSTRIAL MACHINERY—0.5%
Pall Corp.	34,450	1,317,368

LIFE SCIENCES TOOLS & SERVICES—8.1%
Affymetrix Inc. *	203,365	994,455

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LIFE SCIENCES TOOLS & SERVICES—(CONT.)
Bruker Corp. *	241,050	$3,174,629
Charles River Laboratories International Inc. *	98,450	3,059,826
Illumina Inc. *	54,630	2,449,063
Life Technologies Corp. *	24,750	1,064,002
Parexel International Corp. *	104,083	2,136,824
Thermo Fisher Scientific Inc. *	143,150	6,421,709
		19,300,508
MANAGED HEALTH CARE—6.8%
CIGNA Corp.	74,350	2,287,006
Humana Inc. *	73,800	3,470,076
UnitedHealth Group Inc.	234,350	7,135,957
WellPoint Inc. *	62,950	3,192,824
		16,085,863
PHARMACEUTICALS—30.9%
Abbott Laboratories	158,500	7,779,180
Allergan Inc.	84,500	5,159,570
Auxilium Pharmaceuticals Inc. *	315,028	7,107,032
Cadence Pharmaceuticals Inc. *	136,900	1,048,654
Eurand NV *	135,750	1,079,213
Ipsen SA	62,200	2,068,627
Johnson & Johnson	42,150	2,448,493
Medicis Pharmaceutical Corp., Cl. A	205,340	5,205,369
Merck & Co., Inc.	108,300	3,732,018
Mylan Inc. *	262,850	4,573,590
Optimer Pharmaceuticals Inc. *	691,060	6,274,825
Pfizer Inc.	648,350	9,725,250
Roche Holding AG	37,400	4,864,603
Sanofi-Aventis SA #	64,450	1,878,073
Shire PLC #	104,650	7,207,245
SuperGen Inc. *	492,250	994,345
Valeant Pharmaceuticals International *	35,550	2,002,176
		73,148,263
TOTAL COMMON STOCKS (Cost $219,228,231)		211,212,316

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—9.6%

TIME DEPOSITS—9.6%
Bank of American NA, 0.03%, 8/2/10(L2)	3,643,837	3,643,837
Citibank, London, 0.03%, 8/2/10(L2)	9,500,000	9,500,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	9,500,000	9,500,000

TOTAL TIME DEPOSITS (Cost $22,643,837)		22,643,837

Total Investments (Cost $241,872,068)(a)	98.7%	233,856,153
Other Assets in Excess of Liabilities	1.3	3,051,564

NET ASSETS	100.0%	$236,907,717

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $247,069,717 amounted to $13,213,564 which consisted of aggregate gross unrealized appreciation of $11,789,177 and aggregate gross unrealized depreciation of $25,002,741.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER BALANCED FUND

Schedule of Investments‡  (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—46.5%

ADVERTISING—0.1%
Focus Media Holding Ltd.#*	4,900	$88,837

AEROSPACE & DEFENSE—1.6%
BE Aerospace Inc. *	5,000	147,000
Boeing Co., /The	2,120	144,457
General Dynamics Corp.	4,200	257,250
ITT Corp.	3,010	141,831
Lockheed Martin Corp.	3,600	270,540
		961,078
AIR FREIGHT & LOGISTICS—0.8%
FedEx Corp.	1,900	156,845
United Parcel Service Inc., Cl. B	4,700	305,500
		462,345
APPLICATION SOFTWARE—0.2%
Intuit Inc.*	3,000	119,250

ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Invesco Ltd.	5,000	97,700
Legg Mason Inc.	3,800	109,782
		207,482
BIOTECHNOLOGY—0.7%
Amgen Inc. *	3,600	196,308
Celgene Corp. *	3,100	170,965
Gilead Sciences Inc. *	2,100	69,972
		437,245
BROADCASTING & CABLE TV—0.4%
Scripps Networks Interactive Inc.	5,700	242,991

CABLE & SATELLITE—0.2%
Comcast Corp., Cl. A	8,100	149,526

CASINOS & GAMING—0.2%
International Game Technology	7,600	115,824

COAL & CONSUMABLE FUELS—0.3%
Peabody Energy Corp.	3,900	176,085

COMMUNICATIONS EQUIPMENT—1.8%
Brocade Communications Systems Inc. *	22,200	109,890
Cisco Systems Inc. *	28,855	665,685
Qualcomm Inc.	8,900	338,912
		1,114,487
COMPUTER HARDWARE—2.9%
Apple Inc. *	4,865	1,251,521
Hewlett-Packard Co.	11,700	538,668
		1,790,189
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	17,500	346,325
NetApp Inc. *	2,300	97,290
		443,615
CONSTRUCTION & ENGINEERING—0.4%
Fluor Corp.	3,500	169,015
Foster Wheeler AG *	3,700	85,174
		254,189

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Caterpillar Inc.	2,600	$181,350
Deere & Co.	2,900	193,372
Joy Global Inc.	1,700	100,929
		475,651
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	1,300	273,052

DIVERSIFIED BANKS—0.4%
Wells Fargo & Co.	7,700	213,521

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	4,200	170,814

DRUG RETAIL—0.8%
CVS Caremark Corp.	8,500	260,865
Walgreen Co.	7,800	222,690
		483,555
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Republic Services Inc.	3,500	111,510

EXCHANGE TRADED FUNDS—1.0%
iPATH S&P 500 VIX Short-Term Futures ETN *	2,100	47,397
iShares FTSE/Xinhua China 25 Index Fund	11,311	467,144
ProShares UltraShort 20+ Year Treasury *	2,713	97,261
		611,802
FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings Inc.	1,200	97,428
Monsanto Co.	2,700	156,168
Potash Corporation of Saskatchewan Inc.	1,400	146,818
		400,414
FOOTWEAR—0.4%
NIKE Inc., Cl. B	3,300	243,012

FOREST PRODUCTS—0.2%
Weyerhaeuser Company	8,928	144,812

GENERAL MERCHANDISE STORES—0.4%
Target Corp.	4,200	215,544

GOLD—0.5%
Goldcorp Inc.	4,400	172,216
Yamana Gold Inc.	11,600	109,272
		281,488
HEALTH CARE EQUIPMENT—0.8%
Boston Scientific Corp. *	19,700	110,320
Covidien PLC	2,100	78,372
Medtronic Inc.	3,800	140,486
Zimmer Holdings Inc. *	2,700	143,073
		472,251
HEALTH CARE SUPPLIES—0.2%
Alere Inc.*	5,000	140,650

HOME ENTERTAINMENT SOFTWARE—0.4%
Electronic Arts Inc. *	6,500	103,545

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOME ENTERTAINMENT SOFTWARE—(CONT.)
Take-Two Interactive Software Inc. *	15,700	$160,925
		264,470
HOMEBUILDING—0.5%
Toll Brothers Inc.*	17,700	307,272

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	2,200	76,296

HOUSEHOLD PRODUCTS—0.7%
Procter & Gamble Co., /The	7,325	447,997

HYPERMARKETS & SUPER CENTERS—1.2%
Costco Wholesale Corp.	2,500	141,775
Wal-Mart Stores Inc.	11,500	588,685
		730,460
INDUSTRIAL CONGLOMERATES—1.3%
3M Co.	3,700	316,498
General Electric Co.	10,400	167,648
McDermott International Inc. *	6,000	141,060
Tyco International Ltd.	4,600	176,088
		801,294
INDUSTRIAL GASES—0.2%
Praxair Inc.	1,400	121,548

INTEGRATED OIL & GAS—1.9%
Chevron Corp.	5,100	388,671
Exxon Mobil Corp.	9,900	590,832
Petroleo Brasileiro SA #	5,000	182,000
		1,161,503
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Verizon Communications Inc.	7,700	223,762

INTERNET RETAIL—0.7%
Amazon.com Inc. *	1,500	176,835
Expedia Inc.	9,700	219,996
		396,831
INTERNET SOFTWARE & SERVICES—2.2%
eBay Inc. *	12,490	261,166
Google Inc., Cl. A *	905	438,789
IAC/InterActiveCorp. *	15,800	395,000
Yahoo! Inc. *	17,800	247,064
		1,342,019
INVESTMENT BANKING & BROKERAGE—1.2%
Charles Schwab Corp., /The	10,400	153,816
Goldman Sachs Group Inc., /The	1,000	150,820
Lazard Ltd., Cl. A	5,500	163,185
Morgan Stanley	8,500	229,415
		697,236
IT CONSULTING & OTHER SERVICES—1.3%
Cognizant Technology Solutions Corp., Cl. A *	3,300	180,048
International Business Machines Corp.	4,600	590,640
		770,688

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—0.2%
Coach Inc.	3,100	$114,607

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	3,200	183,328

LIFE SCIENCES TOOLS & SERVICES—0.5%
Charles River Laboratories International Inc. *	1,700	52,836
Thermo Fisher Scientific Inc. *	5,100	228,786
		281,622
MANAGED HEALTH CARE—0.5%
Aetna Inc.	3,400	94,690
UnitedHealth Group Inc.	6,600	200,970
		295,660
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	4,300	118,895

MOVIES & ENTERTAINMENT—0.5%
Regal Entertainment Group, Cl. A	4,600	61,410
Viacom Inc., Cl. B	8,000	264,320
		325,730
OFFICE REITS—0.3%
Digital Realty Trust Inc.	2,500	158,050

OIL & GAS DRILLING—0.2%
Transocean Ltd.*	2,616	120,886

OIL & GAS EQUIPMENT & SERVICES—1.0%
Cameron International Corp. *	6,100	241,499
Schlumberger Ltd.	5,400	322,164
Weatherford International Ltd. *	4,100	66,420
		630,083
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Anadarko Petroleum Corp.	3,400	167,144
Chesapeake Energy Corp.	8,800	185,064
Devon Energy Corp.	1,500	93,735
Nexen Inc.	2,900	60,030
Plains Exploration & Production Co. *	4,800	108,240
		614,213
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Enterprise Products Partners LP	3,900	147,381

OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Bank of America Corp.	25,400	356,616
JPMorgan Chase & Co.	9,200	370,576
		727,192
PACKAGED FOODS & MEATS—0.5%
Kraft Foods Inc., Cl. A	9,900	289,179

PHARMACEUTICALS—2.9%
Abbott Laboratories	9,100	446,628
Johnson & Johnson	6,600	383,394
Merck & Co., Inc.	4,200	144,732
Mylan Inc. *	11,400	198,360
Pfizer Inc.	28,659	429,885

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Shire PLC #	2,600	$179,062
		1,782,061
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	3,700	186,665

RAILROADS—0.1%
CSX Corp.	1,800	94,896

RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	3,600	127,260

RESTAURANTS—0.6%
Cheesecake Factory Inc., /The *	4,300	100,792
McDonald’s Corp.	3,700	258,001
		358,793
RETAIL REITS—0.1%
Macerich Co., /The	2,100	87,045

SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.*	4,200	177,198

SEMICONDUCTORS—0.6%
Intel Corp.	18,300	376,980

SOFT DRINKS—1.6%
Coca-Cola Co., /The	7,300	402,303
Hansen Natural Corp. *	5,500	230,395
PepsiCo Inc.	5,300	344,023
		976,721
SPECIALIZED FINANCE—0.7%
CME Group Inc.	690	192,372
Hong Kong Exchanges and Clearing Ltd.	9,100	149,255
IntercontinentalExchange Inc. *	1,000	105,620
		447,247
SYSTEMS SOFTWARE—1.3%
Microsoft Corp.	30,800	794,948

TOBACCO—1.1%
Altria Group Inc.	10,615	235,228
Philip Morris International Inc.	8,115	414,190
		649,418
TRUCKING—0.2%
Hertz Global Holdings Inc.*	13,100	153,794

TOTAL COMMON STOCKS (Cost $30,115,125)		28,362,447

CONVERTIBLE PREFERRED STOCK—0.8%

ELECTRIC UTILITIES—0.3%
PPL Corp., 9.50%, 7/1/2013*,(L2)	4,000	222,920

MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group Inc., 7.25%, 4/1/2013*	12,000	294,000

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $511,100)		516,920

	SHARES	VALUE
MANDATORY CONVERTIBLE PREFERRED STOCK—0.6%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $297,280)	2,900	$352,930

PREFERRED STOCKS—0.9%

DIVERSIFIED BANKS—0.9%
HSBC Holdings PLC, 8.0%%, 12/15/2015* (Cost $500,000)	20,000	519,600

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—3.2%

GOLD—0.6%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	350,000	383,688

MULTI-UTILITIES—0.5%
CMS Energy Corp., 5.50%, 6/15/29(L2)	250,000	307,500

OIL & GAS EQUIPMENT & SERVICES—0.2%
Cameron International Corp., 2.50%, 6/15/26(L2)	125,000	156,250

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Bill Barrett Corp., 5.00%, 3/15/28(L2)	200,000	202,250
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	150,000	162,937
		365,187
SEMICONDUCTORS—0.6%
Intel Corp., 3.25%, 8/1/39(L2)(b)	300,000	357,000

STEEL—0.4%
Allegheny Technologies Inc., 4.25%, 6/1/14(L2)	150,000	204,562

WIRELESS TELECOMMUNICATION SERVICES—0.3%
SBA Communications Corp., 4.00%, 10/1/14(L2)	150,000	202,125

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,769,098)		1,976,312

CORPORATE BONDS—25.2%

AEROSPACE & DEFENSE—0.9%
Bombardier Inc., 7.75%, 3/15/20(L2)(b)	350,000	378,875
L-3 Communications Corp., 4.75%, 7/15/20(L2)	150,000	153,557
		532,432
APPLICATION SOFTWARE—0.6%
Adobe Systems Inc., 4.75%, 2/1/20(L2)	350,000	363,967

CABLE & SATELLITE—1.4%
Cablevision Systems Corp., 7.75%, 4/15/18(L2)	100,000	104,750
Comcast Corp., 5.70%, 7/1/19(L2)	325,000	363,930
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(L2)	350,000	377,002
		845,682
COAL & CONSUMABLE FUELS—0.1%
Patriot Coal Corp., 8.25%, 4/30/18(L2)	75,000	74,156

COMMUNICATIONS EQUIPMENT—0.2%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	125,000	139,193

COMPUTER HARDWARE—0.7%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	350,000	404,430

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

CONSUMER FINANCE—3.1%
American Express Credit Corp., 7.30%, 8/20/13(L2)	$400,000	$458,811
Capital One Capital V, 10.25%, 8/15/39(L2)	700,000	762,125
MBNA Capital A, 8.28%, 12/1/26(L2)	350,000	360,063
SLM Corp., 8.00%, 3/25/20(L2)	350,000	311,122
		1,892,121
DIVERSIFIED BANKS—0.9%
Bank of Montreal, 2.13%, 6/28/13(L2)	150,000	153,467
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19(L2)	350,000	370,368
		523,835
DIVERSIFIED METALS & MINING—0.3%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(b)	150,000	182,748

ELECTRIC UTILITIES—1.1%
Enel Finance International SA, 5.13%, 10/7/19(L2)(b)	350,000	365,951
Florida Power Corp., 5.80%, 9/15/17(L2)	300,000	348,601
		714,552
HEALTH CARE DISTRIBUTORS—0.6%
AmerisourceBergen Corp., 4.88%, 11/15/19(L2)	350,000	366,474

HEALTH CARE FACILITIES—0.7%
Omega Healthcare Investors Inc., 7.00%, 4/1/14(L2)	400,000	407,500

HEALTH CARE SERVICES—0.6%
HCA Inc., 7.25%, 9/15/20(L2)	350,000	371,875

HOMEBUILDING—1.7%
Lennar Corp., 6.95%, 6/1/18(L2)(b)	350,000	313,250
Lennar Corp., 12.25%, 6/1/17(L2)	350,000	403,375
Meritage Homes Corp., 7.15%, 4/15/20(L2)	350,000	320,250
		1,036,875
HOTELS RESORTS & CRUISE LINES—0.1%
Wyndham Worldwide Corp., 7.38%, 3/1/20(L2)	75,000	79,153

HYPERMARKETS & SUPER CENTERS—0.6%
Wal-Mart Stores Inc., 3.63%, 7/8/20(L2)	350,000	352,440

INDUSTRIAL CONGLOMERATES—0.3%
Tyco International Finance SA, 8.50%, 1/15/19(L2)	150,000	196,315

INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)	325,000	386,464

LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp., 7.00%, 6/15/40(L2)	150,000	163,931
Lincoln National Corp., 8.75%, 7/1/19(L2)	150,000	189,009
Prudential Financial Inc., 8.88%, 6/15/38(L2)	150,000	166,875
		519,815
LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp., 3.38%, 3/1/13(L2)	150,000	154,070
Life Technologies Corp., 4.40%, 3/1/15(L2)	150,000	157,437
		311,507
MORTGAGE REITS—0.7%
Reckson Operating Partnership LP, 7.75%, 3/15/20(L2)(b)	425,000	418,690

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)

MOVIES & ENTERTAINMENT—0.4%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	$100,000	$119,329
Time Warner Inc., 3.15%, 7/15/15(L2)	100,000	102,434
		221,763
MULTI-UTILITIES—0.9%
Consolidated Edison Co., of New York Inc., 5.30%, 12/1/16(L2)	475,000	535,395

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Devon Energy Corp., 6.30%, 1/15/19(L2)	150,000	176,461
Plains Exploration & Production Co., 7.63%, 4/1/20(L2)	350,000	356,125
		532,586
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	150,000	187,658

OTHER DIVERSIFIED FINANCIAL SERVICES—1.8%
Bank of America Corp., 5.63%, 7/1/20(L2)	150,000	155,067
Citigroup Inc., 8.50%, 5/22/19(L2)	350,000	426,013
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	500,000	524,040
		1,105,120
PACKAGED FOODS & MEATS—0.1%
Kraft Foods Inc., 6.75%, 2/19/14(L2)	75,000	87,021

PHARMACEUTICALS—1.1%
AstraZeneca PLC, 5.40%, 6/1/14(L2)	300,000	338,884
Roche Holdings Inc., 5.00%, 3/1/14(L2)(b)	325,000	361,339
		700,223
PROPERTY & CASUALTY INSURANCE—1.7%
CNA Financial Corp., 7.35%, 11/15/19(L2)	350,000	380,981
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(b)	300,000	270,000
XL Group PLC, 6.50%, 12/31/49(L2)	500,000	385,000
		1,035,981
SEMICONDUCTORS—0.3%
Analog Devices Inc., 5.00%, 7/1/14(L2)	150,000	163,703

SOFT DRINKS—0.6%
Coco-Cola Co., /The, 4.88%, 3/15/19(L2)	300,000	335,524

SPECIALIZED REITS—0.6%
Host Hotels & Resorts LP, 7.13%, 11/1/13(L2)	350,000	357,875

TOTAL CORPORATE BONDS (Cost $14,369,324)		15,383,073

MUNICIPAL BONDS—0.6%

MUNICIPAL BONDS—0.6%
State of Hawaii, 5.10%, 2/1/24(L2) (Cost $353,490)	350,000	369,250

COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%

ASSET BACKED SECURITIES—1.6%
American Tower Trust, 2007-1A, 5.96%, 4/15/37(L2)(b)	500,000	542,150

	PRINCIPAL AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS—(CONT.)

ASSET BACKED SECURITIES—(CONT.)
LB-UBS Commercial Mortgage Trust, 5.21%, 7/15/37(L2)	$420,000	$415,976
		958,126
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $919,478)		958,126

ASSET BACKED SECURITIES—1.0%

MULTI-UTILITIES—0.4%
CenterPoint Energy Transition Bond Co., LLC, 2005A, 4.97%, 8/1/14(L2)	238,064	247,855

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Nissan Auto Receivables Owner Trust, 2005A, 3.20%, 2/15/13(L2)	350,000	357,937

TOTAL ASSET BACKED SECURITIES (Cost $588,358)		605,792

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—4.1% (c)

COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—3.4%
Federal National Mortgage Association REMICS,
6.00%, 4/25/35 +,(L2)	950,000	1,052,237
Federal Home Loan Mortgage Corp REMICS,
6.00%, 8/15/29 +,(L2)	900,000	912,928
Government National Mortgage Association REMICS,
5.00%, 5/16/29 +,(L2)	139,226	140,774
		2,105,939
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.7%
Federal National Mortgage Association,
5.00%, 4/01/18 (L2)	377,084	406,154

TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $2,375,937)		2,512,093

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—11.9% (c)

FEDERAL FARM CREDIT BANK—0.9%
Federal Farm Credit Bank,
4.95%, 10/18/18 (L2)	455,000	525,867

FEDERAL HOME LOAN BANK—0.5%
Federal Home Loan Banks,
5.38%, 6/08/12 (L2)	275,000	299,059

FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.2%
Federal National Mortgage Association,
4.63%, 5/01/13 (L2)	600,000	649,664
5.00%, 2/13/17 (L2)	600,000	694,351
		1,344,015

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—(CONT.)

U.S. GOVERNMENT NOTE/BOND—8.3%

U.S. Treasury Notes
4.38%, 5/15/40 (L2)	$350,000	$374,174
5.00%, 8/15/11 (L2)	700,000	734,098
1.13%, 1/15/12 (L2)	300,000	303,129
1.50%, 12/31/13 (L2)	600,000	610,641
4.75%, 5/15/14 (L2)	552,000	627,124
4.50%, 2/15/16 (L2)	300,000	342,773
4.75%, 8/15/17 (L2)	300,000	349,523
3.38%, 11/15/19 (L2)	850,000	886,258
3.50%, 5/15/20 (L2)	350,000	367,611
		4,595,331
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $6,758,262)		7,213,428

SHORT-TERM INVESTMENTS—3.2%

TIME DEPOSITS—3.2%
Citibank, London, 0.03%, 8/02/10(L2) (Cost $1,930,504)	1,930,504	1,930,504

Total Investments (Cost $60,487,956)(d)	99.6%	60,700,475
Other Assets in Excess of Liabilities	0.4	236,989

NET ASSETS	100.0%	$60,937,464

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	Real Estate Mortgage Investment Conduit
*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 5.9% of the net assets of the Fund.

(c)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.
(d)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,487,956 amounted to $212,519 which consisted of aggregate gross unrealized appreciation of $5,028,220 and aggregate gross unrealized depreciation of $4,815,701.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER CONVERTIBLE FUND

Schedule of Investments‡  (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—4.1%

CASINOS & GAMING—0.4%
International Game Technology	7,500	$114,300

INDUSTRIAL CONGLOMERATES—0.6%
General Electric Co.	10,000	161,200

OIL & GAS STORAGE & TRANSPORTATION—2.4%
Inergy LP	15,000	638,100

PHARMACEUTICALS—0.7%
GlaxoSmithKline PLC#	5,500	193,435

TOTAL COMMON STOCKS (Cost $1,086,955)		1,107,035

CONVERTIBLE PREFERRED STOCK—9.6%

AGRICULTURAL PRODUCTS—1.4%
Archer-Daniels-Midland Co., 6.25%, 6/1/2011*(a)	10,000	384,100

CONSUMER FINANCE—1.5%
SLM Corp., 7.25%, 12/15/2010*	600	380,736

DIVERSIFIED METALS & MINING—1.0%
Vale Capital II, 6.75%, 6/15/2012*	3,400	272,452

ELECTRIC UTILITIES—1.0%
PPL Corp., 9.50%, 7/1/2013*,(L2)	5,000	278,650

MULTI-LINE INSURANCE—0.9%
Hartford Financial Services Group Inc., 7.25%, 4/1/2013*	10,000	245,000

OIL & GAS EXPLORATION & PRODUCTION—1.0%
Whiting Petroleum Corp., 6.25%, 12/31/2049*	1,250	267,500

OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
Bank of America Corp., 7.25%, 12/31/1949*	250	230,000

PHARMACEUTICALS—0.9%
Mylan Inc., 6.50%, 11/15/2010*(a)	221	234,205

PROPERTY & CASUALTY INSURANCE—1.0%
XL Capital Ltd., 10.75%, 8/15/2011*(a)	10,000	265,000

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,137,518)		2,557,643

MANDATORY CONVERTIBLE PREFERRED STOCK—5.9%

ELECTRIC UTILITIES—1.9%
Nextera Energy Inc., 8.38%, 6/1/2012*	10,000	514,000

OIL & GAS EXPLORATION & PRODUCTION—2.6%
Apache Corp., 6.00%, 8/1/2013*	12,748	692,599

OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Citigroup Inc., 7.50%, 12/15/2012*(a)	3,000	365,100

TOTAL MANDATORY CONVERTIBLE PREFERRED STOCK (Cost $1,452,350)		1,571,699

PREFERRED STOCKS—10.8%

DIVERSIFIED BANKS—3.4%
HSBC Holdings PLC, 8.0%%, 12/15/2015*	20,000	519,600

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)

DIVERSIFIED BANKS—(CONT.)
Wells Fargo Capital XIV, 8.63%, 9/14/2068 *	15,000	$412,050
		931,650
INVESTMENT BANKING & BROKERAGE—1.9%
Goldman Sachs Group Inc., /The, 6.20%, 10/31/2010*	20,000	496,600

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
JPMorgan Chase & Co., 8.63%, 9/1/2013*	20,000	549,400

REGIONAL BANKS—3.0%
BB&T Capital Trust V, 8.95%, 9/15/2013 *	10,000	267,500
Zions Bancorp, 11.00%, *	20,000	529,200
		796,700
SPECIALIZED REITS—0.4%
Public Storage, 6.88%, 4/15/2015*	4,419	111,270

TOTAL PREFERRED STOCKS (Cost $2,719,475)		2,885,620

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—62.0%

AIRLINES—1.6%
UAL Corp., 6.00%, 10/15/29(L2)	150,000	426,750

APPLICATION SOFTWARE—3.1%
Concur Technologies Inc., 2.50%, 4/15/15(L2)(b)	250,000	271,563
Lawson Software Inc., 2.50%, 4/15/12(L2)	300,000	301,125
Salesforce.com Inc., 0.75%, 1/15/15(L2)(b)	200,000	256,750
		829,438
AUTO PARTS & EQUIPMENT—1.5%
TRW Automotive Inc., 3.50%, 12/1/15(L2)(b)	300,000	408,749

AUTOMOBILE MANUFACTURERS—0.9%
Ford Motor Co., 4.25%, 11/15/16(L2)	150,000	228,938

BREWERS—1.2%
Molson Coors Brewing Co., 2.50%, 7/30/13(L2)	300,000	331,875

CABLE & SATELLITE—1.3%
Virgin Media Inc., 6.50%, 11/15/16(L2)	250,000	348,438

COAL & CONSUMABLE FUELS—1.2%
Alpha Natural Resources Inc., 2.38%, 4/15/15(L2)	300,000	319,500

COMMUNICATIONS EQUIPMENT—3.4%
Ciena Corp., 4.00%, 3/15/15(L2)(b)	500,000	485,625
Finisar Corp., 5.00%, 10/15/29(L2)(b)	250,000	427,813
		913,438
COMPUTER STORAGE & PERIPHERALS—2.4%
EMC Corp., 1.75%, 12/1/13(L2)	300,000	405,750
Sandisk Corp., 1.00%, 5/15/13(L2)	250,000	229,375
		635,125
CONSTRUCTION MATERIALS—0.9%
Cemex SAB de CV, 4.88%, 3/15/15(L2)(b)	250,000	250,000

DEPARTMENT STORES—1.2%
Saks Inc., 2.00%, 3/15/24(L2)	350,000	318,938

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

DIVERSIFIED METALS & MINING—1.1%
Sterlite Industries India Ltd., 4.00%, 10/30/14(L2)	$300,000	$291,750

ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
General Cable Corp., 4.50%, 11/15/29(L2)	462,000	439,478

GOLD—3.3%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	500,000	548,125
Goldcorp Inc., 2.00%, 8/1/14(L2)	300,000	342,375
		890,500
HEALTH CARE EQUIPMENT—0.9%
Insulet Corp., 5.38%, 6/15/13(L2)	250,000	249,063

HOMEBUILDING—1.0%
D.R. Horton Inc., 2.00%, 5/15/14(L2)	250,000	272,188

HOTELS RESORTS & CRUISE LINES—3.9%
Gaylord Entertainment Co., 3.75%, 10/1/14(L2)(b)	425,000	530,718
Wyndham Worldwide Corp., 3.50%, 5/1/12(L2)	250,000	513,437
		1,044,155
INDUSTRIAL CONGLOMERATES—0.6%
Textron Inc., 4.50%, 5/1/13(L2)	100,000	172,125

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
SAVVIS Inc., 3.00%, 5/15/12(L2)	250,000	248,438

INTERNET SOFTWARE & SERVICES—1.2%
Equinix Inc., 4.75%, 6/15/16(L2)	250,000	330,313

LIFE SCIENCES TOOLS & SERVICES—1.3%
Invitrogen Corp., 3.25%, 6/15/25(L2)	320,000	342,400

MANAGED HEALTH CARE—1.2%
Amerigroup Corp., 2.00%, 5/15/12(L2)	300,000	312,750

METAL & GLASS CONTAINERS—1.8%
Owens-Brockway, 3.00%, 6/1/15(L2)(b)	500,000	478,125

MULTI-UTILITIES—1.2%
CMS Energy Corp., 5.50%, 6/15/29(L2)	250,000	307,500

OFFICE REITS—1.9%
Boston Properties LP, 2.88%, 2/15/37(L2)	500,000	500,624

OIL & GAS DRILLING—2.1%
Transocean Inc., 1.63%, 12/15/37(L2)	575,000	564,938

OIL & GAS EQUIPMENT & SERVICES—1.4%
Cameron International Corp., 2.50%, 6/15/26(L2)	100,000	125,000
Sesi LLC, 1.50%, 12/15/26(L2)	250,000	238,750
		363,750
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Bill Barrett Corp., 5.00%, 3/15/28(L2)	300,000	303,374
Penn Virginia Corp., 4.50%, 11/15/12(L2)	250,000	239,375
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	250,000	271,563
		814,312
OIL & GAS REFINING & MARKETING—1.2%
St. Mary Land & Exploration Co., 3.50%, 4/1/27(L2)	300,000	319,125

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)

PHARMACEUTICALS—2.7%
Biovail Corp., 5.38%, 8/1/14(L2)(b)	$250,000	$394,062
Teva Pharmaceutical Finance Co., BV, 1.75%, 2/1/26(L2)	300,000	336,375
		730,437
SEMICONDUCTORS—4.9%
Intel Corp., 3.25%, 8/1/39(L2)(b)	400,000	475,999
Microchip Technology Inc., 2.13%, 12/15/37(L2)(b)	250,000	265,000
Micron Technology Inc., 4.25%, 10/15/13(L2)	150,000	239,063
Xilinx Inc., 2.63%, 6/15/17(L2)(b)	300,000	331,125
		1,311,187
SPECIALIZED FINANCE—1.1%
KKR Financial Holdings LLC, 7.50%, 1/15/17(L2)	250,000	300,625

SPECIALIZED REITS—1.1%
Host Hotels & Resorts LP, 2.50%, 10/15/29(L2)(b)	250,000	302,813

STEEL—0.4%
Allegheny Technologies Inc., 4.25%, 6/1/14(L2)	75,000	102,281

THRIFTS & MORTGAGE FINANCE—1.0%
MGIC Investments Inc., 5.00%, 5/1/17(L2)	250,000	257,813

WIRELESS TELECOMMUNICATION SERVICES—2.4%
NII Holdings Inc., 2.75%, 8/15/25(L2)	213,000	213,799
SBA Communications Corp., 1.88%, 5/1/13(L2)	400,000	420,499
		634,298
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,404,039)		16,592,177

CORPORATE BONDS—3.0%

APPLICATION SOFTWARE—2.1%
Cadence Design System Inc., 2.63%, 6/1/15(L2)(b)	500,000	548,125

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Navistar Intl., 3.00%, 10/15/14(L2)	200,000	246,500

TOTAL CORPORATE BONDS (Cost $735,158)		794,625

SHORT-TERM INVESTMENTS—4.4%

TIME DEPOSITS—4.4%
Citibank, London, 0.03%, 8/2/10(L2)	1,000,000	1,000,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	170,072	170,072

TOTAL TIME DEPOSITS (Cost $1,170,072)		1,170,072

Total Investments (Cost $23,705,567)(c)	99.8%	26,678,871
Other Assets in Excess of Liabilities	0.2	49,750

NET ASSETS	100.0%	$26,728,621

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 22.4% of the net assets of the Fund.

(c)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,705,567 amounted to $2,973,304 which consisted of aggregate gross unrealized appreciation of $3,467,694 and aggregate gross unrealized depreciation of $494,390.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MONEY MARKET FUND

Schedule of Investments (Unaudited) July 31, 2010

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—72.5% (a)

FEDERAL FARM CREDIT BANK—36.3%
Farmer Mac Discount Notes,
0.16%, 8/03/10 (L2)	$5,000,000	$4,999,978
0.13%, 8/12/10 (L2)	5,000,000	4,999,819
0.17%, 8/23/10 (L2)	5,000,000	4,999,504
		14,999,301
FEDERAL HOME LOAN BANK—24.2%
Federal Home Loan Bank Discount Notes,
0.12%, 8/03/10 (L2)	5,000,000	4,999,983
0.10%, 8/19/10 (L2)	5,000,000	4,999,764
		9,999,747
FEDERAL NATIONAL MORTGAGE ASSOCIATION—12.0%
Fannie Mae Discount Notes,
0.17%, 9/01/10 (L2)	5,000,000	4,999,292

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $29,998,340)		29,998,340

SHORT-TERM INVESTMENTS—27.7%

TIME DEPOSITS—27.7%
Bank of American NA, 0.03%, 8/2/10(L2)	1,600,000	1,600,000
Brown Bothers Harriman, Cayman, 0.03%, 8/2/10(L2)	5,084,787	5,084,787
Citibank, London, 0.03%, 8/2/10(L2)	1,600,000	1,600,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	1,600,000	1,600,000
Wells Fargo Grand Cayman, 0.03%, 8/2/10(L2)	1,600,000	1,600,000

TOTAL TIME DEPOSITS (Cost $11,484,787)		11,484,787

Total Investments (Cost $41,483,127)(b)	100.2%	41,483,127
Liabilities in Excess of Other Assets	(0.2)	(86,142)

NET ASSETS	100.0%	$41,396,985

(a)            Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.

(b)            At July 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

(L2)     Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in ten funds— Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund, Alger Balanced Fund, Alger Convertible Fund, and Alger Money Market Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Balanced Fund and Alger Convertible Funds’ investment objectives are current income and long-term capital appreciation which they seeks to achieve through investing in equity and fixed income securities. The Alger Money Market Fund’s investment objective is high current income which it seeks to achieve by investing in short-term instruments.

Each Fund offers one or more the following Shares Classes: Class A, B, C, and I. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I shares that are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

The investments of the Alger Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 — quoted prices in active markets for identical investments

•          Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31. 2010 in valuing the Funds’ investments carried at fair value:

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$65,426,674	$65,426,674	—	—
Consumer Staples	33,223,137	33,223,137	—	—
Energy	71,715,106	71,715,106	—	—
Financials	45,508,461	45,508,461	—	—
Health Care	92,331,872	92,331,872	—	—
Industrials	99,852,894	99,852,894	—	—
Information Technology	288,201,648	288,201,648	—	—
Materials	38,210,501	38,210,501	—	—
TOTAL COMMON STOCKS	$734,470,293	$734,470,293	—	—

PURCHASE AGREEMENT
Energy	$7,213,584	—	$7,213,584	—

SHORT-TERM INVESTMENTS
Time Deposits	$48,255,986	—	$48,255,986	—
TOTAL INVESTMENTS IN SECURITIES	$789,939,863	$734,470,293	$55,469,570	—

Alger Large Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$26,304,672	$26,304,672	—	—
Consumer Staples	32,229,376	32,229,376	—	—
Energy	23,593,887	23,593,887	—	—
Financials	17,303,548	17,303,548	—	—
Health Care	35,936,383	35,936,383	—	—
Industrials	31,732,547	31,732,547	—	—
Information Technology	90,050,689	90,050,689	—	—
Materials	15,890,822	15,890,822	—	—
Telecommunication Services	1,729,070	1,729,070	—	—
Utilities	2,805,202	2,805,202	—	—
TOTAL COMMON STOCKS	$277,576,196	$277,576,196	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$6,942,096	—	$6,942,096	—
TOTAL INVESTMENTS IN SECURITIES	$284,518,292	$277,576,196	$6,942,096	—

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$44,539,634	$44,539,634	—	—
Consumer Staples	7,172,785	7,172,785	—	—
Energy	21,085,356	21,085,356	—	—
Financials	36,818,884	36,818,884	—	—
Health Care	50,050,237	50,050,237	—	—
Industrials	41,622,770	41,622,770	—	—
Information Technology	74,215,863	74,215,863	—	—
Materials	13,111,085	13,111,085	—	—
TOTAL COMMON STOCKS	$288,616,614	$288,616,614	—	—

CONVERTIBLE CORPORATE BONDS
Telecommunication Services	$3,485,982	—	$3,485,982	—

PURCHASE AGREEMENT
Energy	$3,818,627	—	$3,818,627	—

SHORT-TERM INVESTMENTS
Time Deposits	$11,385,362	—	$11,385,362	—
TOTAL INVESTMENTS IN SECURITIES	$307,306,585	$288,616,614	$18,689,971	—

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$124,939,064	$124,939,064	—	—
Consumer Staples	16,038,997	16,038,997	—	—
Energy	32,022,954	32,022,954	—	—
Financials	48,979,748	48,979,748	—	—
Health Care	120,022,877	120,022,877	—	—
Industrials	125,305,578	125,305,578	—	—
Information Technology	184,716,414	184,716,414	—	—
Materials	33,010,574	33,010,574	—	—
Telecommunication Services	9,643,779	9,643,779	—	—
Utilities	8,681,220	8,681,220	—	—
TOTAL COMMON STOCKS	$703,361,205	$703,361,205	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$21,789,676	—	$21,789,676	—
TOTAL INVESTMENTS IN SECURITIES	$725,150,881	$703,361,205	$21,789,676	—

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$62,795,392	$62,795,392	—	—
Consumer Staples	7,338,871	7,338,871	—	—
Energy	13,351,905	13,351,905	—	—
Financials	14,660,559	14,660,559	—	—
Health Care	62,473,822	62,473,822	—	—
Industrials	59,493,862	59,493,862	—	—
Information Technology	79,991,465	79,991,465	—	—
Materials	10,639,484	10,639,484	—	—
Telecommunication Services	3,619,693	3,619,693	—	—
Utilities	3,988,822	3,988,822	—	—
TOTAL COMMON STOCKS	$318,353,875	$318,353,875	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$10,977,339	—	$10,977,339	—
TOTAL INVESTMENTS IN SECURITIES	$329,331,214	$318,353,875	$10,977,339	—

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,001,186	$2,001,186	—	—
Consumer Staples	331,437	331,437	—	—
Energy	466,115	466,115	—	—
Financials	675,015	675,015	—	—
Health Care	2,148,421	2,148,421	—	—
Industrials	1,787,804	1,787,804	—	—
Information Technology	2,647,073	2,647,073	—	—
Materials	438,290	438,290	—	—
Telecommunication Services	120,118	120,118	—	—
Utilities	109,508	109,508	—	—
TOTAL COMMON STOCKS	$10,724,967	$10,724,967	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$445,637	—	$445,637	—
TOTAL INVESTMENTS IN SECURITIES	$11,170,604	$10,724,967	$445,637	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$6,058,206	$6,058,206	—	—
Health Care	203,836,742	203,836,742	—	—
Industrials	1,317,368	1,317,368	—	—
TOTAL COMMON STOCKS	$211,212,316	$211,212,316	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$22,643,837	—	$22,643,837	—
TOTAL INVESTMENTS IN SECURITIES	$233,856,153	$211,212,316	$22,643,837	—

Alger Balanced Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,635,263	$2,635,263	—	—
Consumer Staples	3,577,330	3,577,330	—	—
Energy	2,850,151	2,850,151	—	—
Exchange Traded Funds	611,802	611,802	—	—
Financials	2,907,766	2,907,766	—	—
Health Care	3,409,489	3,409,489	—	—
Industrials	3,442,017	3,442,017	—	—
Information Technology	7,466,896	7,466,896	—	—
Materials	1,237,971	1,237,971	—	—
Telecommunication Services	223,762	223,762	—	—
TOTAL COMMON STOCKS	$28,362,447	$28,362,447	—	—

CONVERTIBLE CORPORATE BONDS
Energy	$521,437	—	$521,437	—
Information Technology	357,000	—	357,000	—
Materials	588,250	—	588,250	—
Telecommunication Services	202,125	—	202,125	—
Utilities	307,500	—	307,500	—
TOTAL CONVERTIBLE CORPORATE BONDS	$1,976,312	—	$1,976,312	—

CONVERTIBLE PREFERRED STOCK
Financials	$294,000	$294,000	—	—
Utilities	222,920	—	222,920	—
TOTAL CONVERTIBLE PREFERRED STOCK	$516,920	$294,000	$222,920	—

CORPORATE BONDS
Consumer Discretionary	$2,183,473	—	$2,183,473	—
Consumer Staples	774,985	—	774,985	—
Energy	794,400	—	794,400	—
Financials	5,853,437	—	5,853,437	—
Health Care	2,157,579	—	2,157,579	—
Industrials	728,747	—	728,747	—
Information Technology	1,071,293	—	1,071,293	—
Materials	182,748	—	182,748	—
Telecommunication Services	386,464	—	386,464	—
Utilities	1,249,947	—	1,249,947	—
TOTAL CORPORATE BONDS	$15,383,073	—	$15,383,073	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$352,930	$352,930	—	—

MUNICIPAL BONDS
Municipal Bonds	$369,250	—	$369,250	—

PREFERRED STOCKS
Financials	$519,600	$519,600	—	—

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Backed Securities	$958,126	—	$958,126	—

ASSET BACKED SECURITIES
Financials	$357,937	—	$357,937	—
Utilities	247,855	—	247,855	—
TOTAL ASSET BACKED SECURITIES	$605,792	—	$605,792	—

Alger Balanced Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS
Collateralized Mortgage Backed Obligations	$2,105,939	—	$2,105,939	—
Federal National Mortgage Association	406,154	—	406,154	—
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS	$2,512,093	—	$2,512,093	—

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Federal Farm Credit Bank	$525,867	—	$525,867	—
Federal Home Loan Bank	299,059	—	299,059	—
Federal National Mortgage Association	1,344,015	—	1,344,015	—
U.S. Treasury Notes	4,595,331	—	4,595,331	—
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)	$7,213,428	—	$7,213,428	—

SHORT-TERM INVESTMENTS
Time Deposits	$1,930,504	—	$1,930,504	—
TOTAL INVESTMENTS IN SECURITIES	$60,700,475	$29,528,977	$31,171,498	—

Alger Convertible Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$114,300	$114,300	—	—
Energy	638,100	638,100	—	—
Health Care	193,435	193,435	—	—
Industrials	161,200	161,200	—	—
TOTAL COMMON STOCKS	$1,107,035	$1,107,035	—	—

CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$2,621,406	—	$2,621,406	—
Consumer Staples	331,875	—	331,875	—
Energy	2,381,625	—	2,381,625	—
Financials	1,361,875	—	1,361,875	—
Health Care	1,634,650	—	1,634,650	—
Industrials	1,038,353	—	1,038,353	—
Information Technology	4,019,501	—	4,019,501	—
Materials	2,012,656	—	2,012,656	—
Telecommunication Services	882,736	—	882,736	—
Utilities	307,500	—	307,500	—
TOTAL CONVERTIBLE CORPORATE BONDS	$16,592,177	—	$16,592,177	—

CONVERTIBLE PREFERRED STOCK
Consumer Staples	$384,100	$384,100	—	—
Energy	267,500	267,500	—	—
Financials	1,120,736	1,120,736	—	—
Health Care	234,205	234,205	—	—
Materials	272,452	272,452	—	—
Utilities	278,650	—	278,650	—
TOTAL CONVERTIBLE PREFERRED STOCK	$2,557,643	$2,278,993	$278,650	—

CORPORATE BONDS
Industrials	$246,500	—	$246,500	—
Information Technology	548,125	—	548,125	—
TOTAL CORPORATE BONDS	$794,625	—	$794,625	—

Alger Convertible Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MANDATORY CONVERTIBLE PREFERRED STOCK
Energy	$692,599	$692,599	—	—
Financials	365,100	365,100	—	—
Utilities	514,000	514,000	—	—
TOTAL MANDATORY CONVERTIBLE PREFERRED STOCK	$1,571,699	$1,571,699	—	—

PREFERRED STOCKS
Financials	$2,885,620	$2,885,620	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$1,170,072	—	$1,170,072	—
TOTAL INVESTMENTS IN SECURITIES	$26,678,871	$7,843,347	$18,835,524	—

Alger Money Market Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Federal Farm Credit Bank	$14,999,301	—	$14,999,301	—
Federal Home Loan Bank	$9,999,747	—	$9,999,747	—
Federal National Mortgage Association	4,999,292	—	4,999,292	—
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)	$29,998,340	—	$29,998,340	—

SHORT-TERM INVESTMENTS
Time Deposits	$11,484,787	—	$11,484,787	—
TOTAL INVESTMENTS IN SECURITIES	$41,483,127	—	$41,483,127	—

For the 3 months ended July 31, 2010, significant transfers between Levels 1 and 2 were as follows:  Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger Health Sciences Fund, and Alger Balanced Fund transferred foreign securities totaling $87,606, $3,543,810, $12,854,874, and $148,827, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

For the 3 months ended July 31, 2010, the Alger Mid Cap Growth Fund had option purchases of $1,264,190 and option sales of $5,352,173. The effect of derivative instruments on the statement of operations for the 3 months ended July 31, 2010 is as follows:

Amount of realized gain (loss) on derivatives recognized in income

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$2,235,875
Total	$2,235,875

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2010